UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05718

Dreyfus Treasury Securities Cash Management
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	1/31
Date of reporting period:	01/31/17

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus Cash Management Funds

ANNUAL REPORT January 31, 2017

Dreyfus Cash Management

Dreyfus Government Cash Management

Dreyfus Government Securities Cash Management

Dreyfus Treasury & Agency Cash Management

Dreyfus Treasury Securities Cash Management

Dreyfus AMT-Free Municipal Cash Management Plus

Dreyfus AMT-Free New York Municipal Cash Management

Dreyfus AMT-Free Tax Exempt Cash Management

Dreyfus California AMT-Free Municipal Cash Management

Contents

THE FUNDS

FOR MORE INFORMATION

Back Cover

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Dreyfus Cash Management Funds	The Funds

LETTERS TO SHAREHOLDERS

Dear Shareholder:

This annual report for the Dreyfus Cash Management Funds (Taxable) covers the 12-month period ended January 31, 2017. Over the reporting period, these funds achieved the following yields and, taking into account the effects of compounding, the following effective yields:1,2

	Annualized Yield (%)	Annualized Effective Yield (%)
Dreyfus Cash Management
Institutional Shares	0.36	0.36
Investor Shares	0.12	0.12
Administrative Shares	0.26	0.27
Participant Shares	0.05	0.05
Agency Shares	0.30	0.31
Dreyfus Government Cash Management
Institutional Shares	0.27	0.27
Investor Shares	0.04	0.04
Administrative Shares	0.16	0.16
Participant Shares	0.02	0.02
Agency Shares	0.20	0.20
Dreyfus Government Securities Cash Management
Institutional Shares	0.22	0.22
Investor Shares	0.02	0.02
Administrative Shares	0.10	0.10
Participant Shares	0.01	0.01
Agency Shares	0.14	0.14
Dreyfus Treasury & Agency Cash Management
Institutional Shares	0.22	0.22
Investor Shares	0.03	0.03
Administrative Shares	0.12	0.12
Participant Shares	0.01	0.01
Agency Shares	0.16	0.16
Premier Shares	0.02	0.02
Dreyfus Treasury Securities Cash Management
Institutional Shares	0.19	0.19
Investor Shares	0.02	0.02
Administrative Shares	0.08	0.08
Participant Shares	0.01	0.01
Agency Shares	0.12	0.12

Effective April 2016, Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management were renamed Dreyfus Government Securities Cash Management and Dreyfus Treasury Securities Cash Management, respectively.

U.S. Economy Continued to Expand Slowly

The year 2016 began in the midst of an economic slowdown in China, plunging commodity prices, and global stock market declines. Yet, U.S. economic data remained positive in February when the unemployment rate stayed steady at 4.9% and 242,000 jobs were created. In March, manufacturing activity expanded for the first time in six months, but the unemployment rate moved higher to 5.0% despite the creation of 186,000 new jobs. The U.S. economy grew at a 1.1% annualized rate during the first quarter of 2016.

April saw 144,000 new jobs and an unchanged unemployment rate. Manufacturing and utility output advanced strongly, and inflation accelerated amid recovering energy prices. Economic data was mixed in May when only 24,000 new jobs were created while the unemployment rate declined to 4.7% as workers left the labor force. Investors remained cautious in June due to uncertainty surrounding a referendum in Great Britain to leave the European Union. Meanwhile, a robust 271,000 jobs were created during the month, and the unemployment rate increased to 4.9%. Still, U.S. GDP grew at only a 1.4% annualized rate over the second quarter.

Robust job growth continued in July with the addition of 252,000 positions and an unchanged unemployment rate. The manufacturing and services sectors continued to expand, but at slower rates. August brought some disappointing economic news, including a decline in new job creation to 176,000 positions and a contraction in manufacturing activity. In September, 249,000 new jobs were added even as the unemployment rate climbed to 5.0%. U.S. GDP grew at a relatively robust 3.5% annualized rate for the third quarter overall.

Despite political uncertainty ahead of the U.S. election, economic data generally remained positive in October. The unemployment rate slid lower to 4.9% as an estimated 124,000 jobs were created and quarterly corporate earnings exceeded most analysts’ expectations. November saw a post-election rally in most financial markets when investors looked forward to more stimulative fiscal and tax policies from a new presidential administration. Consumer confidence rose to its highest level since July 2007, and the unemployment rate slid to 4.6% while 164,000 new jobs were created.

The Federal Reserve Board (the “Fed”) implemented its only rate hike of the reporting period in December, raising the federal funds rate by 0.25 percentage points to between 0.50% and 0.75% in response to labor market gains and an expected acceleration of inflation. The unemployment rate ticked up to end the year at 4.7%, and 156,000 jobs were created during the month. In addition, consumer confidence continued to improve. U.S. GDP growth moderated to an estimated 1.9% annualized rate during the fourth quarter as declining export activity partly offset gains in consumer spending.

In January 2017, the economy added 227,000 new jobs, but the unemployment rate ticked higher to 4.8%. Meanwhile,

both manufacturing and non-manufacturing activity continued to expand.

More Rate Hikes Expected

As of the reporting period’s end, a new presidential administration’s business-friendly agenda is widely expected to fuel greater economic growth and rising inflationary pressures. Therefore, most analysts expect the Fed to raise short-term rates further in 2017, and we have maintained the funds’ weighted average maturities in ranges that are modestly shorter than industry averages. As always, we have retained our longstanding focus on quality and liquidity.

An investment in the funds is not insured or guaranteed by the FDIC or any other government agency. Each fund, except Dreyfus Cash Management, seeks to preserve the value of your investment at $1.00 per share. Dreyfus Cash Management calculates its net asset value (NAV) to four decimals (e.g., $1.0000), and the fund's NAV “floats,” meaning that it fluctuates with changes in the values of the fund’s portfolio securities. It is possible to lose money by investing in any of the funds.

Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable) involve credit and liquidity risks and risk of principal loss.

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate.

2 Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking, which is voluntary and temporary, not contractual, and can be terminated at any time without notice. Had these expenses not been absorbed, fund yields would have been lower and, in some cases, seven-day yields during the reporting period would have been negative absent the expense absorption.

Sincerely,

Patricia A. Larkin
Senior Portfolio Manager
February 15, 2017

Dear Shareholder:

We are pleased to present the annual report for the Dreyfus Cash Management Funds (Tax Exempt). For the 12-month period ended January 31, 2017, these tax-exempt money market funds achieved the following yields and effective yields:1,2

	Annualized Yield (%)	Annualized Effective Yield (%)
Dreyfus AMT-Free Municipal Cash Management Plus
Institutional Shares	0.11	0.11
Investor Shares	0.05	0.05
Administrative Shares	0.09	0.09
Participant Shares	0.02	0.02
Dreyfus AMT-Free New York Municipal Cash Management
Institutional Shares	0.21	0.21
Investor Shares	0.05	0.05
Administrative Shares	0.13	0.13
Participant Shares	0.02	0.02
Dreyfus AMT-Free Tax Exempt Cash Management
Institutional Shares	0.26	0.26
Investor Shares	0.08	0.08
Administrative Shares	0.17	0.17
Participant Shares	0.02	0.02
Dreyfus California AMT-Free Municipal Cash Management
Institutional Shares	0.06	0.06
Investor Shares	0.01	0.01
Participant Shares	0.01	0.01

Yields of municipal money market instruments climbed over much of the reporting period in response to changing supply-and-demand dynamics and expectations of higher short-term interest rates from the Federal Reserve Board (the “Fed”).

As of October 10, 2016, Dreyfus New York Municipal Cash Management and Dreyfus Tax-Exempt Cash Management were renamed Dreyfus AMT-Free New York Municipal Cash Management and Dreyfus AMT-Free Tax-Exempt Cash Management, respectively.

As of January 17, 2017, Dreyfus Municipal Cash Management Plus was renamed Dreyfus AMT-Free Municipal Cash Management Plus.

Supply-and-Demand Factors Drove Yields Higher

Early in the reporting period, persistent global economic challenges and sharp declines in commodity prices triggered a worldwide flight to traditional safe havens, such as U.S. Treasury securities and municipal bonds. Robust investor demand caused high-quality U.S. bond yields to fall even after the Fed raised short-term interest rates by 25 basis points in December 2015.

These yield levels persisted into the spring of 2016, when supply-and-demand dynamics caused yields of one-year notes and variable rate demand notes (VRDNs) to begin to rise. Demand for tax-exempt money market instruments fell significantly in anticipation of money market reforms slated to take effect in October, but issuance volumes increased from states and local authorities entering the market with one-year note financings. These developments put significant upward pressure on short-term yields. Yields of one-year notes climbed further in the weeks following U.S. elections in November, when investors revised upward their expectations for U.S. economic growth, inflation, and interest rates in anticipation of changing fiscal, tax, and regulatory policies from a new presidential administration. In contrast, yields of seven-day VRDNs remained relatively stable over the final three months of the reporting period.

Despite some isolated pockets of concern, fiscal conditions for tax-exempt issuers generally have remained favorable as municipal credit quality appears to have stabilized after years of gradual improvement. This is particularly evident at the state government level, where replenished rainy day emergency funds may provide a cushion against future economic downturns. In addition, tax receipts for most states have surpassed pre-recession levels. In particular, New York and California have participated fully in the economic recovery, enabling them to achieve budget surpluses.

Maintaining a Prudent Investment Posture

In this environment, most municipal money market funds maintained historically short weighted average maturities with a focus on liquidity. The funds were no exception, as we set their weighted average maturities in ranges that are consistent with industry averages. Indeed, the funds’ short weighted average maturities helped them capture higher yields more quickly.

We also have maintained a careful and well-researched credit selection strategy. We have focused mainly on instruments with strong liquidity characteristics, including VRDNs, and we have emphasized broad diversification across municipal issuers and instruments backed by third parties. In our judgment, many state general obligation bonds; essential service revenue bonds issued by water, sewer, and electric enterprises; certain local credits with strong financial positions and stable tax bases; and various healthcare and education issuers should remain stable credits.

More Rate Hikes Expected

While it remains to be seen if the new presidential administration’s fiscal and tax proposals will be enacted into law, many investors currently expect higher government spending and a friendlier business environment. In addition, in December the Fed implemented its only rate hike of the reporting period by raising the federal funds rate by 0.25 percentage points to between 0.50% and 0.75%. The Fed’s statement at the time forecast a steeper path for borrowing costs in 2017 due to an increase in inflation expectations. The statement also suggested that the U.S. labor market and economic activity were likely to continue to expand.

While most analysts expect additional rate hikes in 2017, we believe that any increases are likely to be modest. Therefore, in our view, an emphasis on preservation of capital and liquidity remains the prudent course for the funds’ management.

An investment in the funds is not insured or guaranteed by the FDIC or any other government agency. Dreyfus AMT-Free Municipal Cash Management Plus, Dreyfus AMT-Free New York Municipal Cash Management and Dreyfus California AMT-Free Municipal Cash Management seek to preserve the value of your investment at $1.00 per share. Dreyfus AMT-Free Tax Exempt Cash Management calculates its net asset value (NAV) to four decimals (e.g., $1.0000), and the fund's NAV “floats,” meaning that it fluctuates with changes in the values of the fund’s portfolio securities. It is possible to lose money by investing in any of the funds.

Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable) involve credit and liquidity risks and risk of principal loss.

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate.

2 Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking, which is voluntary and temporary, not contractual, and can be terminated at any time without notice. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

Sincerely,

Colleen Meehan
Senior Portfolio Manager
February 15, 2017

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each fund from August 1, 2016 to January 31, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended January 31, 2017
	Institutional	Investor	Administrative	Participant	Agency	Premier
Dreyfus Cash Management
Expenses paid per $1,000†	$1.21	2.31	1.66	$2.31	$1.46	-
Ending value (after expenses)	$1.002.30	$1,001.20	$1,001.80	$1,000.60	$1,002.00	-
Annualized expense ratio (%)	.24	.46	.33	.46	.29	-
Dreyfus Government Cash Management
Expenses paid per $1,000†	$.65	$1.96	$1.26	$2.26	$1.01	-
Ending value (after expenses)	$1,001.70	$1,000.40	$1,001.10	$1,000.10	$1,001.30	-
Annualized expense ratio (%)	.13	.39	.25	.45	.20	-
Dreyfus Government Securities Cash Management
Expenses paid per $1,000†	.91	$2.01	$1.51	$2.11	$1.31	-
Ending value (after expenses)	$1,001.30	$1,000.20	$1,000.70	$1,000.10	$1,000.90	-
Annualized expense ratio (%)	.18	.40	.30	.42	.26	-
Dreyfus Treasury & Agency Cash Management
Expenses paid per $1,000†	$.91	$1.96	$1.46	$2.26	$1.26	$2.06
Ending value (after expenses)	$1,001.30	$1,000.20	$1,000.80	$1,000.10	$1,001.00	$1,000.10
Annualized expense ratio (%)	.18	.39	.29	.45	.25	.41
Dreyfus Treasury Securities Cash Management
Expenses paid per $1,000†	$.91	$1.91	$1.46	$2.01	$1.26	-
Ending value (after expenses)	$1,001.20	$1,000.20	$1,000.60	$1,000.10	$1,000.80	-
Annualized expense ratio (%)	.18	.38	.29	.40	.25	-
Dreyfus AMT-Free Municipal Cash Management Plus
Expenses paid per $1,000†	$2.37	$2.67	$2.37	$3.12	-	-
Ending value (after expenses)	$1,005.50	$1,005.00	$1,005.40	$1,004.60	-	-
Annualized expense ratio (%)	.47	.53	.47	.62	-	-
Dreyfus AMT-Free New York Municipal Cash Management
Expenses paid per $1,000†	$1.61	$2.82	$2.11	$3.07	-	-
Ending value (after expenses)	$1,001.70	$1,000.50	$1,001.20	$1,000.10	-	-
Annualized expense ratio (%)	.32	.56	.42	.61	-	-
Dreyfus AMT-Free Tax Exempt Cash Management
Expenses paid per $1,000†	$1.31	$2.41	$1.71	$2.77	-	-
Ending value (after expenses)	$1,002.00	$1,000.80	$1,001.50	$1,000.20	-	-
Annualized expense ratio (%)	.26	.48	.34	.55	-	-
Dreyfus California AMT-Free Municipal Cash Management
Expenses paid per $1,000†	$1.96	$2.42	-	$3.02	-	-
Ending value (after expenses)	$1,002.40	$1,002.20	-	$1,002.20	-	-
Annualized expense ratio (%)	.39	.48	-	.60	-	-

† Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited) (continued)

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended January 31, 2017
	Institutional	Investor	Administrative	Participant	Agency	Premier
Dreyfus Cash Management
Expenses paid per $1,000†	$1.22	$2.34	$1.68	$2.34	$1.48	-
Ending value (after expenses)	$1,023.93	$1,022.82	$1,023.48	$1,022.82	$1,023.68	-
Annualized expense ratio (%)	.24	.46	.33	.46	.29	-
Dreyfus Government Cash Management
Expenses paid per $1,000†	$.66	$1.98	$1.27	$2.29	$1.02	-
Ending value (after expenses)	$1,024.48	$1,023.18	$1,023.88	$1,022.87	$1,024.13	-
Annualized expense ratio (%)	.13	.39	.25	.45	.20	-
Dreyfus Government Securities Cash Management
Expenses paid per $1,000†	$.92	$2.03	$1.53	$2.14	$1.32	-
Ending value (after expenses)	$1,024.23	$1,023.13	$1,023.63	$1,023.03	$1,023.83	-
Annualized expense ratio (%)	.18	.40	.30	.42	.26	-
Dreyfus Treasury & Agency Cash Management
Expenses paid per $1,000†	$.92	$1.98	$1.48	$2.29	$1.27	$2.08
Ending value (after expenses)	$1,024.23	$1,023.18	$1,023.68	$1,022.87	$1,023.88	$1,023.08
Annualized expense ratio (%)	.18	.39	.29	.45	.25	.41
Dreyfus Treasury Securities Cash Management
Expenses paid per $1,000†	$.92	$1.93	$1.48	$2.03	$1.27	-
Ending value (after expenses)	$1,024.23	$1,023.23	$1,023.68	$1,023.13	$1,023.88	-
Annualized expense ratio (%)	.18	.38	.29	.40	.25	-
Dreyfus AMT-Free Municipal Cash Management Plus
Expenses paid per $1,000†	$2.39	$2.69	$2.39	$3.15	-	-
Ending value (after expenses)	$1,022.77	$1,022.47	$1,022.77	$1,022.02	-	-
Annualized expense ratio (%)	.47	.53	.47	.62	-	-
Dreyfus AMT-Free New York Municipal Cash Management
Expenses paid per $1,000†	$1.63	$2.85	$2.14	$3.10	-	-
Ending value (after expenses)	$1,023.53	$1,022.32	$1,023.03	$1,022.07	-	-
Annualized expense ratio (%)	.32	.56	.42	.61	-	-
Dreyfus AMT-Free Tax Exempt Cash Management
Expenses paid per $1,000†	$1.32	$2.44	$1.73	$2.80	-	-
Ending value (after expenses)	$1,023.83	$1,022.72	$1,023.43	$1,022.37	-	-
Annualized expense ratio (%)	.26	.48	.34	.55	-	-
Dreyfus California AMT-Free Municipal Cash Management
Expenses paid per $1,000†	$1.98	$2.44	-	$$3.05	-	-
Ending value (after expenses)	$1,023.18	$1,022.72	-	$1,022.12	-	-
Annualized expense ratio (%)	.39	.48	-	.60	-	-

† Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

January 31, 2017

Dreyfus Cash Management
Negotiable Bank Certificates of Deposit - 18.8%	Principal Amount ($)		Value ($)
Bank of Montreal (Yankee)
0.90%, 2/16/17	50,000,000		50,005,725
Bank of Montreal (Yankee)
1.16%, 2/27/17	100,000,000	[a]	100,034,960
Citibank N.A. (Yankee)
1.18%, 6/6/17	125,000,000		124,998,187
Mizuho Bank Ltd./NY (Yankee)
1.10%, 4/20/17	100,000,000	[b]	100,030,310
Wells Fargo Bank NA (Yankee)
1.37%, 4/13/17	75,000,000	[a]	75,050,633
Westpac Banking Corp/NY (Yankee)
1.28%, 2/13/17	150,000,000	[a,b]	150,031,680
Total Negotiable Bank Certificates of Deposit (cost $600,000,000)			600,151,495
Commercial Paper - 38.9%

BNP Paribas
1.32%, 7/12/17	150,000,000		149,183,250
Collateralized Commercial Paper II Co LLC
1.24%, 2/13/17	125,000,000	[a,b]	125,053,675
Credit Agricole CIB
0.90%, 2/8/17	90,000,000		89,986,761
Credit Suisse New York
0.95%, 2/23/17	100,000,000		99,954,580
HSBC Bank PLC
1.38%, 4/5/17	130,000,000	[a,b]	130,116,493
ING (US) Funding LLC
1.22%, 2/13/17	100,000,000	[a]	100,045,570
Mitsubishi UFJ Trust and Banking Corp.
1.08%, 4/21/17	98,000,000	[b]	97,790,937
National Australia Bank Ltd.
1.27%, 2/21/17	100,000,000	[a,b]	99,973,960
NRW Bank
1.05%, 4/18/17	125,000,000	[b]	124,749,488
Sumitomo Mitsui Trust Bank
1.09%, 5/3/17	100,000,000	[b]	99,747,260
United Overseas Bank Ltd.
1.09%, 3/21/17	125,000,000	[b]	124,877,162
Total Commercial Paper (cost $1,241,080,865)			1,241,479,136
Time Deposits - 22.3%

DnB Bank (Grand Cayman)
0.56%, 2/1/17	155,000,000		155,000,000
Natixis New York (Grand Cayman)
0.56%, 2/1/17	152,000,000		152,000,000
Nordea Bank Finland
0.56%, 2/1/17	100,000,000		100,000,000
Svenska Handelsbanken Inc (Grand Cayman)
0.56%, 2/1/17	150,000,000		150,000,000
Swedbank
0.56%, 2/1/17	155,000,000		155,000,000
Total Time Deposits (cost $712,000,000)			712,000,000
Variable Rate Demand Notes - 8.5%

California,
GO Notes (LOC; U.S. Bank NA) 0.59%, 2/7/17	23,925,000	[c]	23,925,000

STATEMENT OF INVESTMENTS (continued)

Dreyfus Cash Management (continued)
Variable Rate Demand Notes - 8.5% (continued)	Principal Amount ($)		Value ($)
Massachusetts Water Resources Authority,
Subordinated General Revenue (Liquidity Facility; JPMorgan Chase Bank) 0.67%, 2/7/17	53,500,000	[c]	53,500,000
Nassau Health Care Corporation,
Revenue (Nassau County Guaranteed) (LOC; Wells Fargo Bank) 0.66%, 2/7/17	11,980,000	[c]	11,980,000
New York City,
GO Notes (LOC; TD Bank) 0.63%, 2/7/17	20,000,000	[c]	20,000,000
New York State Housing Finance Agency,
Housing Revenue (8 East 102nd Street) (LOC; TD Bank) 0.63%, 2/7/17	17,945,000	[c]	17,945,000
New York State Housing Finance Agency,
Housing Revenue (80 DeKalb Avenue) (LOC; Landesbank Hessen-Thuringen Girozentrale) 0.68%, 2/7/17	39,400,000	[c]	39,400,000
Riverside County Asset Leasing Corporation,
Leasehold Revenue, Refunding (Southwest Justice Center) (LOC; Wells Fargo Bank) 0.65%, 2/7/17	40,495,000	[c]	40,495,000
Santa Clara County Financing Authority,
LR, Refunding (Multiple Facilities Projects) (LOC; Bank of America) 0.67%, 2/7/17	38,330,000	[c]	38,330,000
Tarrant County Cultural Education Facilities Finance Corporation,
Revenue, Refunding (CHRISTUS Health) (LOC; Sumitomo Mitsui Banking Corp.) 0.66%, 2/7/17	24,860,000	[c]	24,860,000
Total Variable Rate Demand Notes (cost $270,435,000)			270,435,000
Repurchase Agreements - 11.5%

ABN AMRO Bank
Tri-Party Agreement thru BNY Mellon, 0.56%-0.74%, dated 1/31/17, due 2/1/17 in the amount of $144,002,940 (fully collateralized by $134,150,991 Corporate Debt Securities, 1%-8.70%, due 2/13/17-1/10/47, value $139,091,571 and $9,201,952 U.S. Treasuries, 0.50%-2.38%, due 3/31/17-11/15/24, value $9,138,873)	144,000,000		144,000,000
Credit Agricole CIB
Tri-Party Agreement thru BNY Mellon, 0.54%, dated 1/31/17, due 2/1/17 in the amount of $100,001,500 (fully collateralized by $100,771,704 U.S. Treasuries (including strips), 0%-9.13%, due 2/9/17-8/15/46, value $102,000,002)	100,000,000		100,000,000
RBC Capital Markets
Tri-Party Agreement thru BNY Mellon, 1.13%, dated 1/30/17, due 4/28/17 in the amount of $125,345,278 (fully collateralized by $125,267,214 Corporate Debt Securities, 1.15%-8.70%, due 3/2/17-2/1/47, value $128,750,000)	125,000,000		125,175,625
Total Repurchase Agreements (cost $369,000,000)			369,175,625
Total Investments (cost $3,192,515,865)	100.0%		3,193,241,256
Liabilities, Less Cash and Receivables	.0%		(125,671)
Net Assets	100.0%		3,193,115,585

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, these securities amounted to $1,052,370,965 or 32.96% of net assets.

c Variable rate demand note—rate shown is the interest rate in effect at January 31, 2017. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

Portfolio Summary (Unaudited) †	Value (%)
Banking	81.9
Repurchase Agreements	11.5
Lease	2.5
Utility-Water and Sewer	1.7
Health Care	1.1
State/Territory	.7
City	.6
100.0

† Based on net assets.

See notes to financial statements.

Dreyfus Government Cash Management
U.S. Government Agencies - 48.4%	Annualized Yield on Date of Purchase (%)	Principal Amount($)		Value($)
Federal Farm Credit Bank:
2/1/17	0.82	200,000,000	[a]	199,982,386
2/1/17	0.83	75,000,000	[a]	75,021,787
2/1/17	0.84	109,000,000	[a]	109,009,775
2/1/17	0.84	25,000,000	[a]	24,978,742
2/1/17	0.85	15,000,000	[a]	14,996,136
2/1/17	0.86	50,000,000	[a]	49,994,537
2/1/17	0.88	50,000,000	[a]	50,060,472
2/1/17	0.88	115,000,000	[a]	114,984,341
2/1/17	0.88	140,000,000	[a]	139,918,860
2/1/17	0.88	125,000,000	[a]	124,846,887
2/1/17	0.90	100,000,000	[a]	99,949,475
2/1/17	0.92	100,000,000	[a]	99,969,334
2/1/17	0.92	100,000,000	[a]	100,000,000
2/1/17	0.93	250,000,000	[a]	249,957,414
2/1/17	0.93	125,000,000	[a]	124,979,735
2/1/17	0.93	150,000,000	[a]	149,974,780
2/3/17	0.82	244,450,000	[a]	244,450,000
2/5/17	0.82	200,000,000	[a]	200,000,000
2/6/17	0.76	225,000,000	[a]	224,997,036
2/6/17	0.85	200,000,000	[a]	200,000,000
2/8/17	0.81	275,000,000	[a]	274,975,513
2/8/17	0.85	207,500,000	[a]	207,498,946
2/10/17	0.81	110,000,000	[a]	109,989,317
2/12/17	0.87	150,000,000	[a]	150,000,000
2/13/17	0.74	100,000,000	[a]	100,000,000
2/14/17	0.75	300,000,000	[a]	300,000,000
2/16/17	0.50	60,000,000		59,987,500
2/17/17	0.72	250,000,000	[a]	249,979,035
2/19/17	0.84	200,000,000	[a]	200,000,000
2/21/17	0.71	125,000,000	[a]	125,000,000
2/21/17	0.76	225,000,000	[a]	225,001,831
2/21/17	0.91	250,000,000	[a]	249,985,860
2/23/17	0.94	110,000,000	[a]	109,984,173
2/25/17	0.74	400,000,000	[a]	400,000,000
2/25/17	0.93	75,000,000	[a]	74,985,419
2/26/17	0.76	100,000,000	[a]	100,009,963
2/27/17	0.79	300,000,000	[a]	299,976,973
2/27/17	0.81	225,000,000	[a]	224,981,438
2/28/17	0.89	170,000,000	[a]	170,034,393
2/28/17	0.94	85,000,000	[a]	85,000,000
Federal Home Loan Bank:
2/1/17	0.48	480,110,000		480,110,000
2/1/17	0.79	150,000,000	[a]	149,993,709
2/3/17	0.46	145,369,000		145,365,300
2/5/17	0.85	200,000,000	[a]	200,000,000
2/6/17	0.35	260,000,000		259,987,361
2/6/17	0.57	100,000,000		99,999,634
2/6/17	0.74	155,000,000	[a]	154,994,756
2/6/17	0.77	300,000,000	[a]	300,000,000
2/7/17	0.82	300,000,000	[a]	300,000,000
2/8/17	0.51	1,952,448,000		1,952,254,571
2/9/17	0.73	100,000,000	[a]	100,000,043
2/9/17	0.80	100,000,000	[a]	100,000,000
2/10/17	0.51	1,204,800,000		1,204,646,714
2/13/17	0.51	135,500,000		135,476,965
2/15/17	0.51	30,200,000		30,194,010
2/17/17	0.51	349,575,000		349,495,763
2/18/17	0.74	200,000,000	[a]	200,000,000
2/19/17	0.77	100,000,000	[a]	100,000,000
2/21/17	0.73	175,000,000	[a]	175,000,000
2/22/17	0.92	50,000,000	[a]	50,000,000
2/24/17	0.51	310,000,000		309,898,992
2/24/17	0.73	100,000,000	[a]	100,000,000
2/24/17	0.86	84,000,000	[a]	84,000,000
2/25/17	0.78	170,000,000	[a]	169,998,434
2/26/17	0.77	250,000,000	[a]	250,000,000
2/26/17	0.87	500,000,000	[a]	499,988,669
2/27/17	0.83	200,000,000	[a]	200,000,000
2/27/17	0.85	300,000,000	[a]	300,000,000

STATEMENT OF INVESTMENTS (continued)

Dreyfus Government Cash Management (continued)
U.S. Government Agencies - 48.4% (continued)	Annualized Yield on Date of Purchase (%)	Principal Amount($)		Value($)
Federal Home Loan Bank: (continued)
2/28/17	0.50	125,000,000		124,953,125
2/28/17	0.78	250,000,000	[a]	250,000,000
2/28/17	0.79	149,500,000	[a]	149,499,969
3/3/17	0.53	100,000,000		99,955,833
3/6/17	0.45	75,000,000		74,969,063
3/8/17	0.53	694,386,000		694,029,072
3/10/17	0.53	243,375,000		243,242,599
3/14/17	0.84	200,000,000	[a]	199,967,671
3/14/17	0.91	200,000,000	[a]	200,000,000
3/15/17	0.53	137,000,000		136,915,802
3/22/17	0.53	205,000,000		204,853,510
3/23/17	0.53	250,000,000		249,815,972
3/24/17	0.53	884,200,000		883,539,872
3/27/17	0.53	297,000,000		296,764,613
3/28/17	0.53	150,000,000		149,878,542
3/29/17	0.53	100,000,000		99,917,556
3/29/17	0.97	350,000,000	[a]	350,000,000
3/30/17	0.53	400,000,000		399,664,333
3/31/17	0.53	343,000,000		342,708,793
4/3/17	0.56	400,000,000		399,623,833
4/4/17	0.53	48,000,000		47,956,187
4/5/17	0.53	190,744,000		190,565,772
4/6/17	0.56	200,000,000		199,802,667
4/7/17	0.54	29,000,000		28,971,987
4/10/17	0.53	25,000,000		24,974,973
4/11/17	0.54	50,000,000		49,948,729
4/12/17	0.54	419,000,000		418,565,767
4/17/17	0.54	218,750,000		218,506,185
4/19/17	0.54	366,250,000		365,827,379
4/19/17	0.97	300,000,000	[a]	300,000,000
4/21/17	0.54	326,000,000		325,612,361
4/24/17	0.54	250,000,000		249,692,500
4/26/17	0.55	309,135,000		308,742,369
4/27/17	0.96	581,700,000	[a]	581,669,651
4/28/17	0.55	755,150,000		754,162,477
5/5/17	0.58	125,000,000		124,812,708
5/24/17	0.59	377,425,000		377,758,187
6/2/17	0.58	75,000,000		74,855,052
7/19/17	0.64	172,000,000		171,490,307
8/28/17	0.73	148,015,000		148,018,231
Federal Home Loan Mortgage Corp.:
2/6/17	0.41	200,000,000	[a,b]	200,000,000
Federal National Mortgage Association:
2/8/17	0.79	200,000,000	[a,b]	199,987,878
3/21/17	0.94	500,000,000	[a,b]	500,000,000
8/28/17	0.73	228,035,000	[b]	228,202,522
Overseas Private Investment Corp.:
2/7/17	0.67	10,000,000	[a]	10,000,000
Total U.S. Government Agencies (cost $26,367,291,026)				26,367,291,026
U.S. Treasury Bills - .2%
2/2/17 (cost $99,998,597)	0.51	100,000,000		99,998,597
U.S. Treasury Floating Rate Notes - .6%
2/1/17 (cost $300,052,563)	0.67	300,000,000	[a]	300,052,563
U.S. Treasury Notes - 5.8%
2/15/17	0.38	260,000,000		260,418,208
2/15/17	0.48	67,000,000		67,003,411
2/28/17	0.45	250,000,000		250,008,742
2/28/17	0.47	500,000,000		500,150,571
3/15/17	0.53	435,000,000		435,110,870
3/31/17	0.48	525,000,000		525,429,004
3/31/17	0.50	200,000,000		199,996,539
4/30/17	0.54	375,000,000		375,302,386
5/15/17	0.58	300,000,000		300,250,613
5/31/17	0.56	150,000,000		150,028,460

Dreyfus Government Cash Management (continued)
U.S. Treasury Notes - 5.8% (continued)	Annualized Yield on Date of Purchase (%)	Principal Amount($)	Value($)
7/31/17	0.60	84,000,000	84,008,642
Total U.S. Treasury Notes (cost $3,147,707,446)			3,147,707,446
Repurchase Agreements - 45.1%
ABN AMRO Bank	0.54	500,000,000	500,000,000
Tri-Party Agreement thru BNY Mellon, dated 1/26/17, due 2/2/17 in the amount of $500,052,500 (fully collateralized by $510,400,600 U.S. Treasuries, 1%-2.25%, due 7/15/18-11/15/24, value $510,000,090)
ABN AMRO Bank	0.56	700,000,000	700,000,000

Tri-Party Agreement thru BNY Mellon, dated 1/31/17, due 2/1/17 in the amount of $700,010,889 (fully collateralized by $704,059,417 U.S. Treasuries, 0.50%-2.38%, due 3/31/17-11/15/24, value $714,000,002)

ABN AMRO Bank	0.57	600,000,000	600,000,000

Tri-Party Agreement thru BNY Mellon, dated 1/31/17, due 2/1/17 in the amount of $600,009,500 (fully collateralized by $471,366,967 Agency Mortgage-Backed Securities, Interest Only, due 7/20/41-5/20/46, value $243,060,217 and $373,843,740 U.S. Treasuries, 0.50%-2.25%, due 3/31/17-2/15/26, value $368,939,794)

Bank of Nova Scotia	0.54	320,000,000	320,000,000

Tri-Party Agreement thru BNY Mellon, dated 1/31/17, due 2/1/17 in the amount of $320,004,800 (fully collateralized by $108,526,250 Agency Debentures and Agency Strips, 0%-7.25%, due 3/1/17-5/15/30, value $119,051,033, $174,553,341 Agency Mortgage-Backed Securities, Interest Only, due 1/1/26-7/20/46, value $100,547,457 and $102,296,998 U.S. Treasuries (including strips), 0%-8.50%, due 4/13/17-8/15/44, value $106,801,549)

Barclays Capital. Inc.	0.54	400,000,000	400,000,000

Tri-Party Agreement thru BNY Mellon, dated 1/31/17, due 2/1/17 in the amount of $400,006,000 (fully collateralized by $407,860,561 U.S. Treasuries (including strips), 0%-2.88%, due 4/15/17-5/15/43, value $408,000,083)

BNP Paribas	0.54	500,000,000	500,000,000

Tri-Party Agreement thru BNY Mellon, dated 1/31/17, due 2/1/17 in the amount of $500,007,500 (fully collateralized by $508,743,856 U.S. Treasuries (including strips), 0%-6.88%, due 2/15/17-2/15/45, value $510,000,000)

CIBC World Markets PLC	0.54	1,600,000,000	1,600,000,000

Tri-Party Agreement thru JPMorgan Chase Bank, dated 1/31/17, due 2/1/17 in the amount of $1,600,024,000 (fully collateralized by $1,644,282,977 U.S. Treasuries, 0.51%-3%, due 11/30/17-5/15/45, value $1,632,002,938)

Citigroup Global Markets Holdings Inc.	0.55	250,000,000	250,000,000

Tri-Party Agreement thru BNY Mellon, dated 1/31/17, due 2/1/17 in the amount of $250,003,819 (fully collateralized by $244,328,000 Agency Debentures, 0.77%-7.13%, due 3/8/19-9/15/39, value $255,000,857)

Credit Agricole CIB	0.53	250,000,000	250,000,000

Tri-Party Agreement thru BNY Mellon, dated 1/25/17, due 2/1/17 in the amount of $250,025,764 (fully collateralized by $270,874,600 U.S. Treasuries (including strips), 0%-2.50%, due 5/31/19-8/15/44, value $255,000,016)

Credit Agricole CIB	0.54	700,000,000	700,000,000

Tri-Party Agreement thru BNY Mellon, dated 1/25/17, due 2/1/17 in the amount of $700,073,500 (fully collateralized by $586,807,276 Agency Mortgage-Backed Securities, 3.50%, due 6/20/46-8/20/46, value $588,851,203 and $127,072,100 U.S. Treasuries, 1.38%, due 4/30/21, value $125,148,797)

STATEMENT OF INVESTMENTS (continued)

Dreyfus Government Cash Management (continued)
Repurchase Agreements - 45.1% (continued)	Annualized Yield on Date of Purchase (%)	Principal Amount($)	Value($)
Credit Agricole CIB	0.54	559,000,000	559,000,000

Tri-Party Agreement thru BNY Mellon, dated 1/31/17, due 2/1/17 in the amount of $559,008,385 (fully collateralized by $563,313,823 U.S. Treasuries (including strips), 0%-9.13%, due 2/9/17-8/15/46, value $570,180,012)

Credit Agricole CIB	0.56	1,250,000,000	1,250,000,000

Tri-Party Agreement thru BNY Mellon, dated 1/31/17, due 2/7/17 in the amount of $1,250,136,111 (fully collateralized by $721,014,443 Agency Mortgage-Backed Securities, Interest Only, due 6/20/46-1/1/47, value $697,417,742, Cash, value $119,272,726 and $457,327,000 U.S. Treasuries, 1.38%-2.25%, due 1/31/20-1/31/24, value $455,924,078)

Federal Reserve Bank of New York	0.50	200,000,000	200,000,000
Tri-Party Agreement thru BNY Mellon, dated 1/31/17, due 2/1/17 in the amount of $200,002,778 (fully collateralized by $161,398,600 U.S. Treasuries, 4.38%, due 11/15/39, value $200,002,876)
Goldman Sachs & Co.	0.55	250,000,000	250,000,000

Tri-Party Agreement thru BNY Mellon, dated 1/31/17, due 2/1/17 in the amount of $250,003,819 (fully collateralized by $416,245,574 Agency Mortgage-Backed Securities, Interest Only, due 1/1/27-12/1/44, value $255,000,000)

HSBC USA Inc.	0.51	500,000,000	500,000,000

Tri-Party Agreement thru JPMorgan Chase Bank, dated 1/25/17, due 2/1/17 in the amount of $500,049,583 (fully collateralized by $435,596,900 U.S. Treasuries, 0.13%-1.88%, due 7/15/19-4/15/20, value $510,002,556)

HSBC USA Inc.	0.51	1,000,000,000	1,000,000,000

Tri-Party Agreement thru JPMorgan Chase Bank, dated 1/27/17, due 2/3/17 in the amount of $1,000,099,167 (fully collateralized by $778,953,200 U.S. Treasuries, 0.63%-3.88%, due 1/15/25-2/15/46, value $1,020,003,413)

HSBC USA Inc.	0.52	150,000,000	150,000,000

Tri-Party Agreement thru JPMorgan Chase Bank, dated 1/31/17, due 2/1/17 in the amount of $150,002,168 (fully collateralized by $153,700,000 U.S. Treasuries (including strips), 0%, due 2/9/17-11/9/17, value $153,001,379)

HSBC USA Inc.	0.52	750,000,000	750,000,000

Tri-Party Agreement thru JPMorgan Chase Bank, dated 1/31/17, due 2/7/17 in the amount of $750,075,833 (fully collateralized by $715,166,375 U.S. Treasuries, 0.13%-2.63%, due 7/15/17-1/15/27, value $765,004,241)

JPMorgan Chase & Co.	0.54	1,750,000,000	1,750,000,000

Tri-Party Agreement thru JPMorgan Chase Bank, dated 1/31/17, due 2/1/17 in the amount of $1,750,026,250 (fully collateralized by $1,593,040,100 U.S. Treasuries, 0.13%-3.63%, due 4/15/18-2/15/46, value $1,785,003,478)

JPMorgan Chase & Co.	0.71	250,000,000	250,000,000

Tri-Party Agreement thru JPMorgan Chase Bank, dated 1/5/17, due 2/6/17 in the amount of $250,157,778 (fully collateralized by $306,942,096 Agency Collateralized Mortgage Obligations, Interest Only, due 7/25/22-11/25/46, value $255,004,457)

Merrill Lynch & Co. Inc.	0.54	100,000,000	100,000,000
Tri-Party Agreement thru BNY Mellon, dated 1/31/17, due 2/1/17 in the amount of $100,001,500 (fully collateralized by $104,593,500 U.S. Treasuries, 2%, due 8/15/25, value $102,000,081)
Merrill Lynch & Co. Inc.	0.55	100,000,000	100,000,000

Tri-Party Agreement thru BNY Mellon, dated 1/31/17, due 2/1/17 in the amount of $100,001,528 (fully collateralized by $889,263,241 Agency Collateralized Mortgage Obligations, Interest Only, due 12/25/41-10/20/66, value $108,000,000)

Dreyfus Government Cash Management (continued)
Repurchase Agreements - 45.1% (continued)	Annualized Yield on Date of Purchase (%)	Principal Amount($)		Value($)
Merrill Lynch & Co. Inc.	0.75	875,000,000	[c]	875,000,000

Tri-Party Agreement thru BNY Mellon, dated 11/4/16-11/7/16, due 5/8/17 in the amount of $875,018,229 (fully collateralized by $12,791,287,805 Agency Collateralized Mortgage Obligations, Interest Only, due 6/15/26-12/20/66, value $945,000,000)

Mizuho Securities USA	0.55	350,000,000		350,000,000

Tri-Party Agreement thru BNY Mellon, dated 1/31/17, due 2/1/17 in the amount of $350,005,347 (fully collateralized by $360,762,300 U.S. Treasuries (including strips), 0%-3%, due 11/15/17-11/15/45, value $357,000,076)

Natixis New York Branch	0.53	3,500,000,000		3,500,000,000

Tri-Party Agreement thru BNY Mellon, dated 1/25/17, due 2/1/17 in the amount of $3,500,360,694 (fully collateralized by $3,496,450,751 U.S. Treasuries (including strips), 0%-8.88%, due 2/28/17-2/15/46, value $3,570,000,000)

Natixis New York Branch	0.54	1,450,000,000		1,450,000,000

Tri-Party Agreement thru BNY Mellon, dated 1/31/17, due 2/1/17 in the amount of $1,450,021,750 (fully collateralized by $1,453,380,207 U.S. Treasuries (including strips), 0%-8%, due 6/15/17-5/15/46, value $1,479,000,041)

Prudential Insurance	0.56	282,112,500		282,112,500
dated 1/31/17, due 2/1/17 in the amount of $282,116,888 (fully collateralized by $412,000,000 U.S. Treasuries (including strips), 0%-4%, due 4/15/17-11/15/45, value $287,754,750)
Prudential Legacy Insurance Company of New Jersey	0.56	430,168,750		430,168,750
dated 1/31/17, due 2/1/17 in the amount of $430,175,442 (fully collateralized by $740,000,000 U.S. Treasuries (including strips), 0%, due 8/15/28-5/15/44, value $438,772,125)
RBC Capital Markets	0.55	250,000,000		250,000,000

Tri-Party Agreement thru BNY Mellon, dated 12/12/16, due 2/9/17 in the amount of $250,225,347 (fully collateralized by $288,210,268 Agency Mortgage-Backed Securities, Interest Only, due 12/1/26-1/20/47, value $255,000,001)

Societe Generale	0.54	250,000,000		250,000,000

Tri-Party Agreement thru BNY Mellon, dated 1/31/17, due 2/1/17 in the amount of $250,003,750 (fully collateralized by $74,603,665 Agency Collateralized Mortgage Obligations, Interest Only, due 10/15/22-9/15/41, value $7,427,040, $584,000 Agency Debentures and Agency Strips, 0%, due 10/31/17, value $580,987, $3,273,302,056 Agency Mortgage-Backed Securities, Interest Only, due 5/20/26-7/20/46, value $113,477,050 and $127,811,193 U.S. Treasuries (including strips), 0%-6.13%, due 7/27/17-11/15/27, value $133,927,627)

Societe Generale	0.55	1,000,000,000		1,000,000,000

Tri-Party Agreement thru BNY Mellon, dated 1/31/17, due 2/7/17 in the amount of $1,000,106,944 (fully collateralized by $20,831,000 Agency Debentures and Agency Strips, 0%, due 10/31/17, value $20,723,512, $748,968,570 Agency Mortgage-Backed Securities, Interest Only, due 1/1/18-6/1/46, value $276,943,847 and $695,763,300 U.S. Treasuries, 0.63%-8.75%, due 10/31/17-1/15/29, value $722,332,658)

Wells Fargo Securities LLC	0.55	500,000,000		500,000,000

Tri-Party Agreement thru BNY Mellon, dated 1/9/17, due 2/9/17 in the amount of $500,236,806 (fully collateralized by $499,433,234 Agency Mortgage-Backed Securities, 3.50%, due 12/1/46, value $510,000,000)

STATEMENT OF INVESTMENTS (continued)

Dreyfus Government Cash Management (continued)
Repurchase Agreements - 45.1% (continued)	Annualized Yield on Date of Purchase (%)	Principal Amount($)	Value($)
Wells Fargo Securities LLC	0.55	3,000,000,000	3,000,000,000

Tri-Party Agreement thru BNY Mellon, dated 1/31/17, due 2/1/17 in the amount of $3,000,045,833 (fully collateralized by $3,061,448,634 Agency Mortgage-Backed Securities, 3%-3.50%, due 1/1/47, value $3,060,000,001)

Total Repurchase Agreements (cost $24,566,281,250)			24,566,281,250
Total Investments (cost $54,481,330,882)		100.1%	54,481,330,882
Liabilities, Less Cash and Receivables		(.1%)	(31,864,271)
Net Assets		100.0%	54,449,466,611

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

b The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

c Illiquid security; investment has a put feature and a variable or floating rate. The interest rate shown is the current rate as of January 31, 2017 and changes periodically. The maturity date reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date. At January 31, 2017, these securities amounted to $875,000,000 or 1.61% of net assets.

Portfolio Summary (Unaudited) †	Value (%)
Repurchase Agreements	45.1
Federal Home Loan Bank	34.7
Federal Farm Credit Bank	11.6
U.S. Treasury Notes	5.8
Federal National Mortgage Association	1.7
U.S. Treasury Floating Rate Notes	.6
Federal Home Loan Mortgage Corp.	.4
U.S. Treasury Bills	.2
Overseas Private Investment Corp.	.0
100.1

† Based on net assets.

See notes to financial statements.

Dreyfus Government Securities Cash Management
U.S. Government Agencies - 69.9%	Annualized Yield on Date of Purchase (%)	Principal Amount($)		Value($)
Federal Farm Credit Bank:
2/1/17	0.85	25,000,000	[a]	24,993,560
2/3/17	0.82	30,000,000	[a]	30,000,000
2/8/17	0.92	100,000,000	[a]	99,901,658
2/16/17	0.77	50,000,000	[a]	49,987,474
2/22/17	0.83	50,000,000	[a]	49,988,273
2/22/17	0.90	25,000,000	[a]	24,997,552
2/28/17	0.85	50,000,000	[a]	49,995,406
2/28/17	0.94	50,000,000	[a]	50,000,000
5/2/17	0.53	137,000,000		136,818,475
5/30/17	0.51	65,000,000		64,891,342
Federal Home Loan Bank:
2/1/17	0.48	314,000,000		314,000,000
2/1/17	0.79	50,000,000	[a]	49,997,903
2/8/17	0.50	307,359,000		307,329,264
2/8/17	0.84	100,000,000	[a]	100,000,000
2/9/17	0.73	25,000,000	[a]	25,000,011
2/13/17	0.50	20,000,000		19,996,667
2/14/17	0.51	5,582,000		5,580,982
2/15/17	0.50	71,650,000		71,636,068
2/15/17	0.85	100,000,000	[a]	100,000,000
2/17/17	0.51	567,500,000		567,371,217
2/19/17	0.77	25,000,000	[a]	25,000,000
2/22/17	0.92	50,000,000	[a]	50,000,000
2/24/17	0.86	66,000,000	[a]	66,000,000
3/3/17	0.53	290,200,000		290,073,037
3/6/17	0.45	25,000,000		24,989,687
3/13/17	0.52	142,546,000		142,463,640
4/3/17	0.53	115,000,000		114,896,724
4/5/17	0.54	50,000,000		49,953,187
4/6/17	0.53	25,000,000		24,976,444
4/13/17	0.53	44,400,000		44,353,590
4/17/17	0.54	15,600,000		15,582,612
4/26/17	0.54	220,300,000		220,020,733
4/28/17	0.54	185,620,000		185,380,550
Total U.S. Government Agencies (cost $3,396,176,056)				3,396,176,056
U.S. Treasury Bills - 7.2%
2/9/17	0.51	100,000,000		99,988,667
3/23/17	0.51	150,000,000		149,894,792
3/30/17	0.55	100,000,000		99,912,917
Total U.S. Treasury Bills (cost $349,796,376)				349,796,376
U.S. Treasury Floating Rate Notes - 4.6%
2/1/17	0.59	100,000,000	[a]	99,996,005
2/1/17	0.66	75,000,000	[a]	75,029,426
2/1/17	0.67	50,000,000	[a]	50,008,760
Total U.S. Treasury Floating Rate Notes (cost $225,034,191)				225,034,191

STATEMENT OF INVESTMENTS (continued)

Dreyfus Government Securities Cash Management (continued)
U.S. Treasury Notes - 18.2%	Annualized Yield on Date of Purchase (%)	Principal Amount($)	Value($)
2/28/17	0.39	99,000,000	99,192,171
2/28/17	0.50	100,000,000	100,027,241
4/30/17	0.52	50,000,000	50,042,277
4/30/17	0.54	212,295,000	212,271,226
5/31/17	0.53	150,000,000	150,041,600
6/30/17	0.67	70,000,000	70,533,084
9/30/17	0.80	100,000,000	99,874,721
9/30/17	0.82	100,000,000	100,692,402
Total U.S. Treasury Notes (cost $882,674,722)			882,674,722
Total Investments (cost $4,853,681,345)		99.9%	4,853,681,345
Cash and Receivables (Net)		.1%	2,456,925
Net Assets		100.0%	4,856,138,270

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

Portfolio Summary (Unaudited) †	Value (%)
Federal Home Loan Bank	57.9
U.S. Treasury Notes	18.2
Federal Farm Credit Bank	12.0
U.S. Treasury Bills	7.2
U.S. Treasury Floating Rate Notes	4.6
99.9

† Based on net assets.

See notes to financial statements.

Dreyfus Treasury & Agency Cash Management
U.S. Treasury Bills - 3.5%	Annualized Yield on Date of Purchase (%)	Principal Amount($)		Value($)
2/2/17	0.50	320,000,000		319,995,555
2/9/17	0.51	100,000,000		99,988,778
2/16/17	0.46	293,000,000		292,943,842
Total U.S. Treasury Bills (cost $712,928,175)				712,928,175
U.S. Treasury Floating Rate Notes - 21.6%
2/1/17	0.58	250,000,000	[a]	249,997,100
2/1/17	0.63	175,000,000	[a]	174,958,060
2/1/17	0.66	200,000,000	[a]	199,959,803
2/1/17	0.67	495,000,000	[a]	495,063,811
2/1/17	0.67	755,000,000	[a]	755,218,531
2/1/17	0.67	600,000,000	[a]	600,107,602
2/1/17	0.74	1,180,000,000	[a]	1,179,409,244
2/1/17	0.78	700,000,000	[a]	700,011,602
Total U.S. Treasury Floating Rate Notes (cost $4,354,725,753)				4,354,725,753
U.S. Treasury Notes - 16.8%
2/15/17	0.52	60,000,000		60,093,162
2/28/17	0.44	115,000,000		115,219,303
2/28/17	0.53	250,000,000		250,063,404
3/15/17	0.41	50,000,000		50,019,402
3/31/17	0.41	201,000,000		201,025,678
4/15/17	0.60	88,000,000		88,046,713
4/30/17	0.48	650,000,000		654,168,870
4/30/17	0.53	275,000,000		275,226,649
4/30/17	0.60	200,000,000		199,947,313
5/15/17	0.57	250,000,000		250,211,506
5/31/17	0.50	40,000,000		40,015,424
5/31/17	0.51	50,000,000		50,363,662
7/31/17	0.70	100,000,000		100,822,611
7/31/17	0.70	128,000,000		127,869,638
8/31/17	0.68	100,000,000		99,963,970
8/31/17	0.76	309,000,000		310,976,365
9/30/17	0.80	199,000,000		198,750,694
9/30/17	0.82	50,000,000		50,346,201
1/15/18	0.94	258,800,000		258,620,067
Total U.S. Treasury Notes (cost $3,381,750,632)				3,381,750,632
Repurchase Agreements - 58.0%
ABN AMRO Bank	0.56	100,000,000		100,000,000

Tri-Party Agreement thru BNY Mellon, dated 1/31/17, due 2/1/17 in the amount of $100,001,556 (fully collateralized by $100,579,917 U.S. Treasuries, 0.50%-2.38%, due 3/31/17-11/15/24, value $102,000,000)

ABN AMRO Bank	0.57	385,000,000		385,000,000

Tri-Party Agreement thru BNY Mellon, dated 1/31/17, due 2/1/17 in the amount of $385,006,096 (fully collateralized by $302,460,470 Agency Mortgage-Backed Securities, Interest Only, due 7/20/41-5/20/46, value $155,963,639 and $239,883,067 U.S. Treasuries, 0.50%-2.25%, due 3/31/17-2/15/26, value $236,736,368)

Bank of Nova Scotia	0.54	200,000,000		200,000,000

Tri-Party Agreement thru BNY Mellon, dated 1/31/17, due 2/1/17 in the amount of $200,003,000 (fully collateralized by $191,216,780 U.S. Treasuries (including strips) 0%-8.50%, due 4/13/17-8/15/44, value $204,000,003)

BNP Paribas	0.54	150,000,000		150,000,000

Tri-Party Agreement thru BNY Mellon, dated 1/31/17, due 2/1/17 in the amount of $150,002,250 (fully collateralized by $152,299,000 U.S. Treasuries, 0.88%-5.25%, due 4/15/17-2/15/19, value $153,000,021)

STATEMENT OF INVESTMENTS (continued)

Dreyfus Treasury & Agency Cash Management (continued)
Repurchase Agreements - 58.0% (continued)	Annualized Yield on Date of Purchase (%)	Principal Amount($)	Value($)
CIBC World Markets PLC	0.54	1,000,000,000	1,000,000,000

Tri-Party Agreement thru JPMorgan Chase Bank, dated 1/31/17, due 2/1/17 in the amount of $1,000,015,000 (fully collateralized by $1,046,944,497 U.S. Treasuries 0.13%-7.88%, due 2/15/17-5/15/38, value $1,020,003,278)

Citigroup Global Markets Holdings Inc.	0.51	325,000,000	325,000,000

Tri-Party Agreement thru BNY Mellon, dated 1/31/17, due 2/1/17 in the amount of $325,004,604 (fully collateralized by $332,074,700 U.S. Treasuries (including strips) 0%-5.38%, due 2/16/17-2/15/31, value $331,500,111)

Credit Agricole CIB	0.54	1,407,000,000	1,407,000,000

Tri-Party Agreement thru BNY Mellon, dated 1/31/17, due 2/1/17 in the amount of $1,407,021,105 (fully collateralized by $1,417,857,869 U.S. Treasuries (including strips) 0%-9.13%, due 2/9/17-8/15/46, value $1,435,140,030)

Credit Suisse Securities LLC	0.54	350,000,000	350,000,000

Tri-Party Agreement thru JPMorgan Chase Bank, dated 1/31/17, due 2/1/17 in the amount of $350,005,250 (fully collateralized by $1,781,749,659 Agency Mortgage-Backed Securities Interest Only, due 6/20/17-12/15/58, value $357,000,085)

Federal Reserve Bank of New York	0.50	2,000,000,000	2,000,000,000

Tri-Party Agreement thru BNY Mellon, dated 1/31/17, due 2/1/17 in the amount of $2,000,027,778 (fully collateralized by $1,835,399,400 U.S. Treasuries, 2%-4.38%, due 8/15/20-2/15/43, value $2,000,027,879)

HSBC USA Inc.	0.51	500,000,000	500,000,000

Tri-Party Agreement thru JPMorgan Chase Bank, dated 1/25/17, due 2/1/17 in the amount of $500,049,583 (fully collateralized by $522,989,400 U.S. Treasuries, 1.13%-1.63%, due 2/28/21-5/31/23, value $510,000,154)

HSBC USA Inc.	0.52	750,000,000	750,000,000

Tri-Party Agreement thru JPMorgan Chase Bank, dated 1/31/17, due 2/7/17 in the amount of $750,075,833 (fully collateralized by $668,954,900 U.S. Treasuries, 2%-4.63%, due 12/31/21-5/15/40, value $765,002,000)

HSBC USA Inc.	0.52	425,000,000	425,000,000

Tri-Party Agreement thru JPMorgan Chase Bank, dated 1/31/17, due 2/1/17 in the amount of $425,006,139 (fully collateralized by $441,833,700 U.S. Treasuries, 2%-2.13%, due 2/15/25-5/15/25, value $433,500,430)

JPMorgan Chase & Co.	0.53	500,000,000	500,000,000

Tri-Party Agreement thru JPMorgan Chase Bank, dated 1/31/17, due 2/1/17 in the amount of $500,007,361 (fully collateralized by $499,093,000 U.S. Treasuries, 0.75%-2.75%, due 6/30/17-5/15/25, value $510,002,488)

JPMorgan Chase & Co.	0.54	500,000,000	500,000,000

Tri-Party Agreement thru JPMorgan Chase Bank, dated 1/31/17, due 2/1/17 in the amount of $500,007,500 (fully collateralized by $509,857,694 U.S. Treasuries, 0.75%-2.25%, due 1/31/18-11/15/24, value $510,003,408)

Merrill Lynch & Co. Inc.	0.54	120,000,000	120,000,000
Tri-Party Agreement thru BNY Mellon, dated 1/31/17, due 2/1/17 in the amount of $120,001,800 (fully collateralized by $117,753,827 U.S. Treasuries, 3.50%, due 1/20/47, value $122,400,001)
Natixis New York Branch	0.53	1,500,000,000	1,500,000,000

Tri-Party Agreement thru BNY Mellon, dated 1/25/17, due 2/1/17 in the amount of $1,500,154,583 (fully collateralized by $1,498,478,893 U.S. Treasuries (including strips) 0%-8.88%, due 2/28/17-2/15/46, value $1,530,000,000)

Dreyfus Treasury & Agency Cash Management (continued)
Repurchase Agreements - 58.0% (continued)	Annualized Yield on Date of Purchase (%)	Principal Amount($)	Value($)
Natixis New York Branch	0.54	1,100,000,000	1,100,000,000

Tri-Party Agreement thru BNY Mellon, dated 1/31/17, due 2/1/17 in the amount of $1,100,016,500 (fully collateralized by $1,102,564,295 U.S. Treasuries (including strips) 0%-8%, due 6/15/17-5/15/46, value $1,122,000,031)

Natixis New York Branch	0.57	150,000,000	150,000,000

Tri-Party Agreement thru BNY Mellon, dated 1/18/17, due 2/21/17 in the amount of $150,080,750 (fully collateralized by $146,518,500 U.S. Treasuries (including strips) 0%-8%, due 6/15/17-8/15/42, value $153,000,080)

Prudential Insurance	0.56	69,850,000	69,850,000
dated 1/31/17, due 2/1/17 in the amount of $69,851,087 (fully collateralized by $140,000,000 U.S. Treasuries (including strips), 0%, due 11/15/35-2/15/40, value $71,247,000)
Prudential Legacy Insurance Company of New Jersey	0.56	163,300,000	163,300,000
dated 1/31/17, due 2/1/17 in the amount of $163,302,540 (fully collateralized by $320,000,000 U.S. Treasuries (including strips), 0%, due 11/15/34-2/15/44, value $166,566,000)
Total Repurchase Agreements (cost $11,695,150,000)			11,695,150,000
Total Investments (cost $20,144,554,560)		99.9%	20,144,554,560
Cash and Receivables (Net)		.1%	14,772,042
Net Assets		100.0%	20,159,326,602

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

Portfolio Summary (Unaudited) †	Value (%)
Repurchase Agreements	58.0
U.S. Treasury Floating Rate Notes	21.6
U.S. Treasury Notes	16.8
U.S. Treasury Bills	3.5
99.9

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS (continued)

Dreyfus Treasury Securities Cash Management
U.S. Treasury Bills - 71.5%	Annualized Yield on Date of Purchase (%)	Principal Amount($)		Value($)
2/2/17	0.44	874,000,000		873,989,352
2/9/17	0.43	1,574,000,000		1,573,850,344
2/16/17	0.47	2,920,000,000		2,919,429,135
2/23/17	0.47	3,286,700,000		3,285,764,540
3/2/17	0.48	2,192,000,000		2,191,163,168
3/9/17	0.48	500,000,000		499,761,250
3/16/17	0.54	1,600,000,000		1,598,962,028
3/23/17	0.51	2,650,000,000		2,648,130,937
3/30/17	0.54	1,900,000,000		1,898,372,333
4/6/17	0.51	1,150,000,000		1,148,966,889
4/13/17	0.49	281,000,000		280,727,025
4/20/17	0.52	1,479,000,000		1,477,339,207
4/27/17	0.50	1,150,000,000		1,148,653,872
7/6/17	0.64	350,000,000		349,043,090
7/13/17	0.59	850,000,000		847,762,938
7/20/17	0.59	1,300,000,000		1,296,380,583
7/27/17	0.61	500,000,000		498,515,000
Total U.S. Treasury Bills (cost $24,536,811,691)				24,536,811,691
U.S. Treasury Floating Rate Notes - 18.4%
2/1/17	0.59	300,000,000	[a]	299,991,760
2/1/17	0.64	750,000,000	[a]	749,896,855
2/1/17	0.65	1,000,000,000	[a]	1,000,373,986
2/1/17	0.67	800,000,000	[a]	800,270,212
2/1/17	0.67	745,000,000	[a]	745,058,932
2/1/17	0.73	1,450,000,000	[a]	1,449,376,621
2/1/17	0.77	1,255,000,000	[a]	1,255,048,207
Total U.S. Treasury Floating Rate Notes (cost $6,300,016,573)				6,300,016,573
U.S. Treasury Notes - 12.8%
2/15/17	0.42	557,000,000		557,042,333
2/15/17	0.46	425,000,000		425,669,331
2/28/17	0.37	250,000,000		250,023,776
2/28/17	0.44	805,000,000		805,257,470
2/28/17	0.44	250,000,000		250,474,869
3/31/17	0.44	375,000,000		376,672,309
3/31/17	0.51	250,000,000		250,192,002
4/15/17	0.51	145,000,000		145,105,757
4/30/17	0.50	115,000,000		115,102,728
5/31/17	0.55	200,000,000		200,044,641
6/15/17	0.59	400,000,000		400,399,482
6/30/17	0.64	60,000,000		59,997,106
6/30/17	0.65	185,000,000		185,085,298
8/31/17	0.68	325,000,000		324,886,181
9/30/17	0.82	50,000,000		50,346,201
Total U.S. Treasury Notes (cost $4,396,299,484)				4,396,299,484
Total Investments (cost $35,233,127,748)		102.7%		35,233,127,748
Liabilities, Less Cash and Receivables		(2.7%)		(921,907,528)
Net Assets		100.0%		34,311,220,220

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Treasury Bills	71.5
U.S. Treasury Floating Rate Notes	18.4
U.S. Treasury Notes	12.8
102.7

† Based on net assets.

See notes to financial statements.

Dreyfus AMT-Free Municipal Cash Management Plus
Short-Term Investments - 104.3%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Alabama - 1.6%
Tender Option Bond Trust Receipts (Series 2016-YX1036), (Alabama Federal Aid Highway Authority, Special Obligation Revenue) (Liquidity Facility; Barclays Bank PLC)	0.70	2/7/17	2,800,000	[a,b,c]	2,800,000
Arizona - 3.1%
Tender Option Bond Trust Receipts (Series 2016-YX1032), (Maricopa County Industrial Development Authority, Revenue (Banner Health)) (Liquidity Facility; Barclays Bank PLC)	0.69	2/7/17	5,615,000	[a,b,c]	5,615,000
Colorado - 11.2%
Colorado Educational and Cultural Facilities Authority, Revenue, Refunding (The Nature Conservancy Project)	0.68	2/7/17	10,000,000	[b]	10,000,000
Southern Ute Indian Tribe of the Southern Ute Indian Reservation, Revenue	0.71	2/7/17	10,000,000	[a,b]	10,000,000
		20,000,000
Florida - 9.9%
Charlotte County School District, GO Notes, TAN	2.00	3/31/17	2,485,000		2,490,033
Gainesville, Utilities System Revenue (LOC; Sumitomo Mitsui Banking Corp.)	0.66	2/7/17	9,470,000	[b]	9,470,000
Kissimmee Utility Authority, CP (Liquidity Facility; JPMorgan Chase Bank)	0.76	2/9/17	3,200,000		3,200,000
Sunshine State Governmental Financing Commission, Revenue (Miami-Dade County Program) (LOC; MUFG Union Bank NA)	0.67	2/7/17	2,500,000	[b]	2,500,000
		17,660,033
Georgia - 2.6%
Cobb County Development Authority, Revenue (Dominion Christian High School, Inc. Project) (LOC; Branch Banking and Trust Co.)	0.68	2/7/17	2,810,000	[b]	2,810,000
Tender Option Bond Trust Receipts (Series 2015-XF0089), (Gwinnett County School District, GO Notes) (Liquidity Facility; JPMorgan Chase Bank)	0.71	2/7/17	1,935,000	[a,b,c]	1,935,000
		4,745,000
Illinois - 6.7%
DuPage County, Revenue (The Morton Arboretum Project) (LOC; Northern Trust Company)	0.66	2/7/17	2,000,000	[b]	2,000,000
Illinois Development Finance Authority, Revenue (Lyric Opera of Chicago Project) (LOC: BMO Harris NA, JPMorgan Chase Bank and Northern Trust Company)	0.69	2/7/17	5,000,000	[b]	5,000,000
Illinois Toll Highway Authority, Toll Highway Senior Priority Revenue (LOC; Landesbank Hessen-Thuringen Girozentrale)	0.71	2/7/17	5,000,000	[b]	5,000,000
		12,000,000
Indiana - 1.3%
Indiana Finance Authority, Environmental Revenue, Refunding (Duke Energy Indiana, Inc. Project) (LOC; Sumitomo Mitsui Banking Corp.)	0.58	2/1/17	2,300,000	[b]	2,300,000
Iowa - 2.1%
Iowa Finance Authority, Revenue (YMCA and Rehabilitation Center Project) (LOC; Bank of America)	0.73	2/7/17	3,785,000	[b]	3,785,000
Kentucky - 3.5%
Louisville/Jefferson County Metro Government, Health System Revenue (Norton Healthcare, Inc.) (LOC; PNC Bank NA)	0.66	2/7/17	6,300,000	[b]	6,300,000
Louisiana - 1.7%
Saint Charles Parish, PCR, Refunding (Shell Oil Company Project)	0.65	2/1/17	3,000,000	[b]	3,000,000
Maryland - 9.1%
Bel Air, EDR (Harford Day School Facility) (LOC; Branch Banking and Trust Co.)	0.71	2/7/17	3,475,000	[b]	3,475,000

STATEMENT OF INVESTMENTS (continued)

Dreyfus AMT-Free Municipal Cash Management Plus (continued)
Short-Term Investments - 104.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Maryland - 9.1% (continued)
Maryland, GO Notes (State and Facilities Loan)	5.00	3/15/17	2,850,000		2,864,072
Maryland Economic Development Corporation, EDR (Blind Industries and Services of Maryland Project) (LOC; Bank of America)	0.82	2/7/17	2,180,000	[b]	2,180,000
Maryland Economic Development Corporation, EDR (Catholic Relief Services Facility) (LOC; Bank of America)	0.72	2/7/17	7,825,000	[b]	7,825,000
		16,344,072
Michigan - 3.4%
Pittsfield Township Economic Development Corporation, LOR, Refunding (Arbor Project) (LOC; Comerica Bank)	0.76	2/7/17	2,300,000	[b]	2,300,000
Tender Option Bond Trust Receipts (Series 2017-XM0472), (Michigan Finance Authority, HR, Refunding (Trinity Health Credit Group)) (Liquidity Facility; Citibank NA)	0.69	2/7/17	3,750,000	[a,b,c]	3,750,000
		6,050,000
New York - 15.7%
Monroe County Industrial Development Agency, Revenue (HDF-RWC Project 1, LLC - Robert Weslayan College Project) (LOC; M&T Trust)	0.75	2/7/17	2,415,000	[b]	2,415,000
New York City, GO Notes (LOC; Mizuho Bank, Ltd.)	0.65	2/1/17	3,700,000	[b]	3,700,000
New York State Dormitory Authority, Revenue (University of Rochester) (LOC; Barclays Bank PLC)	0.66	2/7/17	6,000,000	[b]	6,000,000
New York State Housing Finance Agency, Housing Revenue (505 West 37th Street) (LOC; Landesbank Hessen-Thuringen Girozentrale)	0.66	2/1/17	5,500,000	[b]	5,500,000
New York State Power Authority, CP (Liquidity Facility: JPMorgan Chase Bank, State Street Bank and Trust Co., Toronto-Dominion Bank and Wells Fargo Bank)	0.69	2/21/17	4,000,000		4,000,000
Triborough Bridge and Tunnel Authority, General Revenue, Refunding (MTA Bridges and Tunnels) (Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	0.67	2/1/17	1,500,000	[b]	1,500,000
Westchester County, GO Notes, TAN	1.50	5/26/17	5,000,000		5,012,200
		28,127,200
North Carolina - .9%
Wake County, GO Notes, Refunding	5.00	3/1/17	1,540,000		1,545,007
Ohio - 2.5%
Hamilton County, EDR (Boys/Girls Clubs of Greater Cincinnati, Inc. Project) (LOC; PNC Bank NA)	0.78	2/7/17	1,575,000	[b]	1,575,000
RIB Floater Trust (Series 2017-003), (Middletown, Hospital Facilities Revenue (Premier Health Partners Obligated Group)) (Liquidity Facility; Barclays Bank PLC and LOC; Barclays Bank PLC)	0.76	2/7/17	3,000,000	[a,b,c]	3,000,000
		4,575,000
South Carolina - 1.7%
Beaufort County School District, GO Notes	3.00	3/1/17	3,000,000		3,005,076
Tennessee - 4.7%
Blount County Public Building Authority, Local Government Public Improvement Revenue (Liquidity Facility; Branch Banking and Trust Co.)	0.68	2/7/17	1,350,000	[b]	1,350,000
Memphis, CP (Liquidity Facility; Mizuho Bank, Ltd.)	0.70	2/16/17	3,000,000		3,000,000
Sevier County Public Building Authority, Local Government Public Improvement Revenue (LOC; Bank of America)	0.69	2/7/17	4,000,000	[b]	4,000,000
		8,350,000
Texas - 19.5%
Atascosa County Industrial Development Corporation, PCR, Refunding (San Miguel Electric Cooperative, Inc. Project) (LOC; National Rural Utilities Cooperative Finance Corporation)	0.72	2/7/17	2,000,000	[b]	2,000,000

Dreyfus AMT-Free Municipal Cash Management Plus (continued)
Short-Term Investments - 104.3% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Texas - 19.5% (continued)
Garland, Combination Tax and Revenue Certificates of Obligation	4.00	2/15/17	600,000		600,720
Harris County Cultural Education Facilities Finance Corporation, Revenue (The Methodist Hospital System)	0.62	2/1/17	3,750,000	[b]	3,750,000
Harris County Cultural Education Facilities Finance Corporation, Revenue (The Methodist Hospital System)	0.62	2/1/17	4,000,000	[b]	4,000,000
Houston, CP	0.85	3/17/17	3,000,000		3,000,000
Houston, Utility System Revenue, CP (LOC; Bank of America)	0.80	3/14/17	4,000,000		4,000,000
Lovejoy Independent School District, GO Notes, Refunding	5.00	2/15/17	500,000		500,769
Red River Education Finance Corporation, Higher Education Revenue (Texas Christian University Project) (Liquidity Facility; Northern Trust Company)	0.66	2/7/17	5,400,000	[b]	5,400,000
Tender Option Bond Trust Receipts (Series 2016-XM0187), (Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue) (Liquidity Facility; JPMorgan Chase Bank and LOC; JPMorgan Chase Bank)	0.72	2/7/17	3,000,000	[a,b,c]	3,000,000
Tender Option Bond Trust Receipts (Series 2016-ZF0495), (Cleburne Independent School District, Unlimited Tax School Building Bonds) (Liquidity Facility; Royal Bank of Canada and LOC; Permanent School Fund Guarantee Program)	0.69	2/7/17	5,650,000	[a,b,c]	5,650,000
Texas State University System Board of Regents, Financing System Revenue, Refunding	4.00	3/15/17	3,000,000		3,011,487
		34,912,976
Utah - 3.1%
Utah County, HR (Intermountain Health Care Health Services, Inc.) (Liquidity Facility; U.S. Bank NA)	0.65	2/7/17	5,500,000	[b]	5,500,000
Total Investments (cost $186,614,364)			104.3%	186,614,364
Liabilities, Less Cash and Receivables			(4.3%)	(7,774,396)
Net Assets			100.0%	178,839,968

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, these securities amounted to $35,750,000 or 19.99% of net assets.

b Variable rate demand note—rate shown is the interest rate in effect at January 31, 2017. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

STATEMENT OF INVESTMENTS (continued)

Portfolio Summary (Unaudited) †	Value (%)
Education	24.5
Health Care	19.9
Utility-Electric	10.4
State/Territory	7.2
County	5.3
Transportation Services	5.2
CIty	4.4
Housing	3.1
Industrial	3.0
Special Tax	2.7
Utility-Water and Sewer	2.2
Pollution Control	1.7
Resource Recovery	1.3
Other	13.4
104.3

† Based on net assets.

See notes to financial statements.

Dreyfus AMT-Free New York Municipal Cash Management
Short-Term Investments - 102.6%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 102.6%
Albany Industrial Development Agency, Civic Facility Revenue (Albany Medical Center Hospital Project) (LOC; Bank of America)	0.79	2/7/17	1,800,000	[a]	1,800,000
Broome County, GO Notes, TAN	2.00	3/2/17	5,500,000		5,504,767
Build New York City Resource Corporation, Revenue (Federation of Protestant Welfare Agencies, Inc. Project) (LOC; TD Bank)	0.78	2/7/17	1,100,000	[a]	1,100,000
Build New York City Resource Corporation, Revenue (The Asia Society Project) (LOC; TD Bank)	0.65	2/7/17	4,000,000	[a]	4,000,000
Franklin County Industrial Development Agency, Civic Facility Revenue (Trudeau Institute, Inc. Project) (LOC; HSBC Bank USA)	0.81	2/7/17	705,000	[a]	705,000
JPMorgan Chase Putters/Drivers Trust (Series 5012), (Battery Park City Authority, Junior Revenue) (Liquidity Facility; JPMorgan Chase Bank and LOC; JPMorgan Chase Bank)	0.67	2/1/17	8,000,000	[a,b,c]	8,000,000
Monroe County Industrial Development Agency, Revenue (HDF-RWC Project 1, LLC - Robert Weslayan College Project) (LOC; M&T Trust)	0.75	2/7/17	1,800,000	[a]	1,800,000
Nassau County Interim Finance Authority, Sales Tax Secured Revenue (Liquidity Facility; BMO Harris Bank NA)	0.64	2/7/17	10,000,000	[a]	10,000,000
Nassau Health Care Corporation, Revenue (Nassau County Guaranteed) (LOC; Wells Fargo Bank)	0.64	2/7/17	4,600,000	[a]	4,600,000
New York City, GO Notes (Liquidity Facility; JPMorgan Chase Bank)	0.63	2/1/17	1,000,000	[a]	1,000,000
New York City, GO Notes (LOC; Mizuho Bank, Ltd.)	0.65	2/1/17	4,000,000	[a]	4,000,000
New York City, GO Notes, Refunding (Liquidity Facility; California Public Employees Retirement System)	0.62	2/1/17	2,605,000	[a]	2,605,000
New York City Capital Resource Corporation, Recovery Zone Facility Revenue (WytheHotel Project) (LOC; M&T Trust)	0.81	2/7/17	3,800,000	[a]	3,800,000
New York City Capital Resource Corporation, Revenue (Loan Enhanced Assistance Program - Cobble Hill Health Center, Inc. Project) (LOC; Bank of America)	0.73	2/7/17	440,000	[a]	440,000
New York City Industrial Development Agency, Civic Facility Revenue (Ateret Torah Center Project) (LOC; Wells Fargo Bank)	0.66	2/7/17	10,830,000	[a]	10,830,000
New York City Industrial Development Agency, Civic Facility Revenue (Sephardic Community Youth Center, Inc. Project) (LOC; M&T Trust)	0.71	2/7/17	12,800,000	[a]	12,800,000
New York City Industrial Development Agency, Civic Facility Revenue (Spence-Chapin, Services to Families and Children Project) (LOC; TD Bank)	0.78	2/7/17	7,855,000	[a]	7,855,000
New York City Industrial Development Agency, Civic Facility Revenue (The Allen-Stevenson School Project) (LOC; JPMorgan Chase Bank)	0.78	2/7/17	3,035,000	[a]	3,035,000
New York City Industrial Development Agency, Civic Facility Revenue (Village Community School Project) (LOC; TD Bank)	0.78	2/7/17	2,500,000	[a]	2,500,000
New York City Transitional Finance Authority, Future Tax Secured Revenue (LOC; Morgan Stanley Bank)	0.63	2/1/17	7,900,000	[a]	7,900,000
New York Local Government Assistance Corporation, Subordinate Lien Revenue, Refunding (Liquidity Facility; Bank of America)	0.66	2/7/17	10,000,000	[a]	10,000,000
New York State Dormitory Authority, Court Facilities LR (The City of New York Issue) (Liquidity Facility; Mizuho Bank, Ltd.)	0.70	2/7/17	8,000,000	[a]	8,000,000
New York State Dormitory Authority, Revenue (Catholic Health System Obligated Group) (LOC; HSBC Bank USA)	0.68	2/7/17	5,305,000	[a]	5,305,000
New York State Dormitory Authority, Revenue (University of Rochester) (LOC; Barclays Bank PLC)	0.66	2/7/17	3,080,000	[a]	3,080,000

STATEMENT OF INVESTMENTS (continued)

Dreyfus AMT-Free New York Municipal Cash Management (continued)
Short-Term Investments - 102.6% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 102.6% (continued)
New York State Dormitory Authority, Revenue (University of Rochester) (LOC; Barclays Bank PLC)	0.66	2/7/17	5,000,000	[a]	5,000,000
New York State Energy Research and Development Authority, Facilities Revenue (Consolidated Edison Company of New York, Inc. Project) (LOC; Mizuho Corporate Bank, Ltd.)	0.71	2/7/17	10,100,000	[a]	10,100,000
New York State Housing Finance Agency, Housing Revenue (29 Flatbush Avenue) (LOC; Landesbank Hessen-Thuringen Girozentrale)	0.74	2/7/17	14,000,000	[a]	14,000,000
New York State Housing Finance Agency, Housing Revenue (505 West 37th Street) (LOC; Landesbank Hessen-Thuringen Girozentrale)	0.66	2/1/17	2,000,000	[a]	2,000,000
New York State Housing Finance Agency, Housing Revenue (Baisley Park Gardens) (LOC; Citibank NA)	0.71	2/7/17	5,735,000	[a]	5,735,000
New York State Housing Finance Agency, Housing Revenue (North End Avenue) (Liquidity Facility; FNMA and LOC; FNMA)	0.66	2/7/17	3,500,000	[a]	3,500,000
New York State Power Authority, CP (Liquidity Facility: JPMorgan Chase Bank, State Street Bank and Trust Co., Toronto-Dominion Bank and Wells Fargo Bank)	0.75	2/15/17	3,784,000		3,784,000
Port Authority of New York and New Jersey, CP	0.77	3/29/17	6,295,000		6,295,000
Port Authority of New York and New Jersey, CP	0.75	4/6/17	5,800,000		5,800,000
Syracuse Industrial Development Agency, Civic Facility Revenue (Community Development Properties - Vanderbilt/Larned Project) (LOC; M&T Trust)	0.75	2/7/17	1,865,000	[a]	1,865,000
Syracuse Industrial Development Agency, Civic Facility Revenue (Crouse Health Hospital, Inc. Project) (LOC; HSBC Bank USA)	0.69	2/7/17	735,000	[a]	735,000
Tender Option Bond Trust Receipts (Series 2015-ZF0271), (Port Authority of New York and New Jersey, Consolidated Bonds 163rd Series) (Liquidity Facility; Royal Bank of Canada)	0.69	2/7/17	4,600,000	[a,b,c]	4,600,000
Tender Option Bond Trust Receipts (Series 2015-ZM0122), (Utility Debt Securitization Authority of New York, Restructuring Bonds) (Liquidity Facility; Royal Bank of Canada)	0.69	2/7/17	1,000,000	[a,b,c]	1,000,000
Tender Option Bond Trust Receipts (Series 2016-XF0520), (Metropolitan Transportation Authority, Transportation Revenue, Refunding) (Liquidity Facility; Royal Bank of Canada)	0.73	2/7/17	2,320,000	[a,b,c]	2,320,000
Tender Option Bond Trust Receipts (Series 2016-XF0529), (New York State Dormitory Authority, State Sales Tax Revenue) (Liquidity Facility; TD Bank)	0.70	2/7/17	6,000,000	[a,b,c]	6,000,000
Tender Option Bond Trust Receipts (Series 2016-XF2344), (New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue (New York City Muncipal Water Finance Authority Projects)) (Liquidity Facility; Citibank NA)	0.69	2/7/17	3,400,000	[a,b,c]	3,400,000
Tender Option Bond Trust Receipts (Series 2016-ZF0464), (New York Liberty Development Corporation, Liberty Revenue (4 World Trade Center Project)) (Liquidity Facility; Royal Bank of Canada and LOC; Royal Bank of Canada)	0.73	2/7/17	4,300,000	[a,b,c]	4,300,000
Tender Option Bond Trust Receipts (Series 2016-ZM0128), (New York State Dormitory Authority, State Personal Income Tax Revenue (General Purpose)) (Liquidity Facility; Royal Bank of Canada)	0.69	2/7/17	4,375,000	[a,b,c]	4,375,000
Tender Option Bond Trust Receipts (Series 2016-ZM0129), (New York State Urban Development Corporation, State Personal Income Tax Revenue (General Purpose)) (Liquidity Facility; Royal Bank of Canada)	0.69	2/7/17	4,240,000	[a,b,c]	4,240,000
Tender Option Bond Trust Receipts (Series 2017-XF2399), (Triborough Bridge and Tunnel Authority, General Revenue (MTA Bridges and Tunnels)) (Liquidity Facility; Barclays Bank PLC)	0.69	2/7/17	2,495,000	[a,b,c]	2,495,000
Tender Option Bond Trust Receipts (Series 2017-XM0476), (Triborough Bridge and Tunnel Authority, General Revenue, Refunding (MTA Bridges and Tunnels)) (Liquidity Facility; JPMorgan Chase Bank)	0.69	2/7/17	2,195,000	[a,b,c]	2,195,000

Dreyfus AMT-Free New York Municipal Cash Management (continued)
Short-Term Investments - 102.6% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
New York - 102.6% (continued)
Triborough Bridge and Tunnel Authority, General Revenue, Refunding (MTA Bridges and Tunnels) (Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	0.67	2/1/17	5,015,000	[a] 5,015,000
Westchester County, GO Notes, TAN	1.50	5/26/17	6,000,000	6,014,640
Total Investments (cost $225,428,407)			102.6%	225,428,407
Liabilities, Less Cash and Receivables			(2.6%)	(5,811,464)
Net Assets			100.0%	219,616,943

a Variable rate demand note—rate shown is the interest rate in effect at January 31, 2017. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, these securities amounted to $42,925,000 or 19.55% of net assets.

c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio Summary (Unaudited) †	Value (%)
Special Tax	19.3
Education	14.8
Transportation Services	13.1
Industrial	12.0
Housing	11.5
Utility-Electric	6.8
Health Care	5.9
Lease	5.8
County	5.2
City	3.5
Utility-Water and Sewer	1.5
Other	3.2
102.6

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS (continued)

Dreyfus AMT-Free Tax Exempt Cash Management
Short-Term Municipal Investments - 101.6%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Alabama - 6.4%
Chatom Industrial Development Board, Gulf Opportunity Zone Revenue (PowerSouth Energy Cooperative Projects) (LOC; National Rural Utilities Cooperative Finance Corporation)	0.79	2/7/17	15,000,000	[a]	15,000,000
Mobile County Industrial Development Authority, Gulf Opportunity Zone Revenue (SSAB Alabama Inc.) (LOC; Swedbank)	0.69	2/7/17	26,000,000	[a]	26,000,000
		41,000,000
Arizona - 3.4%
Arizona Health Facilities Authority, Revenue, Refunding (Phoenix Children's Hospital) (P-FLOATS Series MT-836) (Liquidity Facility; Bank of America and LOC; Bank of America)	0.88	2/7/17	10,495,000	[a,b,c]	10,495,000
Yavapai County Industrial Development Authority, Revenue (Skanon Investments, Inc. - Drake Cement Project) (LOC; Citibank NA)	0.69	2/7/17	11,500,000	[a]	11,500,000
		21,995,000
California - 4.3%
California, CP (LOC; Royal Bank of Canada)	0.77	2/10/17	5,000,000		4,999,950
California Statewide Communities Development Authority, Revenue (Kaiser Permanente)	0.65	2/7/17	12,100,000	[a]	12,100,000
California Statewide Communities Development Authority, Revenue (Kaiser Permanente)	0.65	2/7/17	10,735,000	[a]	10,735,000
		27,834,950
Colorado - 9.3%
Colorado Educational and Cultural Facilities Authority, Revenue, Refunding (The Nature Conservancy Project)	0.68	2/7/17	20,000,000	[a]	20,000,000
Sheridan Redevelopment Agency, Tax Increment Revenue, Refunding (South Santa Fe Drive Corridor Redevelopment Project) (LOC; JPMorgan Chase Bank)	0.68	2/7/17	13,130,000	[a]	13,130,000
Southern Ute Indian Tribe of the Southern Ute Indian Reservation, Revenue	0.73	2/7/17	27,000,000	[a,b]	27,000,000
		60,130,000
Delaware - 2.4%
Delaware Health Facilities Authority, Revenue (Christiana Care Health Services)	0.62	2/1/17	2,485,000	[a]	2,485,000
Delaware Health Facilities Authority, Revenue (Christiana Care Health Services)	0.67	2/7/17	13,000,000	[a]	13,000,000
		15,485,000
Florida - 4.8%
Gainesville, Utilities System Revenue (LOC; Sumitomo Mitsui Banking Corp.)	0.66	2/7/17	9,000,000	[a]	9,000,000
Gainesville, Utilities System Revenue, CP (Liquidity Facility; Bank of America)	0.76	2/7/17	12,000,000		12,000,000
Jacksonville Electric Authority, Electric System Revenue, CP (Liquidity Facility; Royal Bank of Canada)	0.75	2/9/17	10,000,000		10,000,000
		31,000,000
Georgia - 4.9%
Fulton County Development Authority, Revenue (Children's Healthcare of Atlanta, Inc. Project) (Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	0.68	2/7/17	17,585,000	[a]	17,585,000
Paulding County Hospital Authority, RAC (Wellstar Health System) (LOC; Northern Trust Company)	0.67	2/7/17	6,875,000	[a]	6,875,000
Tender Option Bond Trust Receipts (Series 2015-XF0089), (Gwinnett County School District, GO Notes) (Liquidity Facility; JPMorgan Chase Bank)	0.71	2/7/17	7,000,000	[a,b,c]	7,000,000
		31,460,000

Dreyfus AMT-Free Tax Exempt Cash Management (continued)
Short-Term Municipal Investments - 101.6% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Illinois - 6.7%
DuPage County, Revenue (The Morton Arboretum Project) (LOC; Northern Trust Company)	0.66	2/7/17	3,000,000	[a]	3,000,000
Galesburg, Revenue (Knox College Project) (LOC; PNC Bank NA)	0.67	2/7/17	4,700,000	[a]	4,700,000
Illinois Development Finance Authority, Revenue (Lyric Opera of Chicago Project) (LOC: BMO Harris NA, JPMorgan Chase Bank and Northern Trust Company)	0.69	2/7/17	10,000,000	[a]	10,000,000
Illinois Finance Authority, Revenue (Steppenwolf Theatre Company Project) (LOC; Northern Trust Company)	0.66	2/7/17	10,350,000	[a]	10,350,000
Illinois Toll Highway Authority, Toll Highway Senior Priority Revenue (LOC; Landesbank Hessen-Thuringen Girozentrale)	0.71	2/7/17	5,000,000	[a]	5,000,000
Tender Option Bond Trust Receipts (Series 2015-XM0078), (Illinois Toll Highway Authority, Toll Highway Senior Revenue) (Liquidity Facility; Royal Bank of Canada)	0.71	2/7/17	10,365,000	[a,b,c]	10,365,000
		43,415,000
Indiana - .6%
Indiana Finance Authority, Lease Appropriation Revenue (Stadium Project) (Liquidity Facility; JPMorgan Chase Bank)	0.66	2/1/17	4,000,000	[a]	4,000,000
Louisiana - 1.2%
Port of New Orleans Board of Commissioners, Subordinate Lien Revenue, Refunding (LOC; FHLB)	0.68	2/7/17	8,025,000	[a]	8,025,000
Maryland - 1.9%
Maryland Economic Development Corporation, EDR (Blind Industries and Services of Maryland Project) (LOC; Bank of America)	0.82	2/7/17	3,000,000	[a]	3,000,000
Maryland Economic Development Corporation, EDR (Catholic Relief Services Facility) (LOC; Bank of America)	0.72	2/7/17	9,000,000	[a]	9,000,000
		12,000,000
Minnesota - .8%
Cohasset, Revenue, Refunding (Minnesota Power and Light Company Project) (LOC; JPMorgan Chase Bank)	0.71	2/7/17	5,100,000	[a]	5,100,000
Missouri - 1.0%
Missouri Health and Educational Facilities Authority, Health Facilities Revenue (SSM Health Care)	0.64	2/7/17	6,400,000	[a]	6,400,000
New York - 19.2%
Albany Industrial Development Agency, Civic Facility Revenue (Renaissance Corporation of Albany Project) (LOC; M&T Trust)	0.71	2/7/17	2,130,000	[a]	2,130,000
Amherst Industrial Development Agency, Civic Facility Revenue (Daemen College Project) (LOC; M&T Trust)	0.71	2/7/17	2,600,000	[a]	2,600,000
Dutchess County Industrial Development Agency, Civic Facility Revenue (Anderson Foundation for Autism, Inc. Project) (LOC; M&T Trust)	0.71	2/7/17	9,385,000	[a]	9,385,000
Dutchess County Industrial Development Agency, Civic Facility Revenue (Arbor Ridge at Brookmeade Project) (LOC; M&T Trust)	0.71	2/7/17	8,180,000	[a]	8,180,000
New York City, GO Notes (Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	0.65	2/1/17	8,000,000	[a]	8,000,000
New York City, GO Notes (LOC; TD Bank)	0.62	2/1/17	16,000,000	[a]	16,000,000
New York City Industrial Development Agency, Civic Facility Revenue (Sephardic Community Youth Center, Inc. Project) (LOC; M&T Trust)	0.71	2/7/17	3,605,000	[a]	3,605,000
New York City Municipal Water Finance Authority, Water and Sewer System Revenue (Liquidity Facility; Mizuho Bank, Ltd.)	0.65	2/1/17	20,000,000	[a]	20,000,000
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue (Liquidity Facility; Mizuho Bank, Ltd.)	0.65	2/1/17	9,000,000	[a]	9,000,000
New York City Transitional Finance Authority, Future Tax Secured Revenue (LOC; Morgan Stanley Bank)	0.63	2/1/17	3,000,000	[a]	3,000,000

STATEMENT OF INVESTMENTS (continued)

Dreyfus AMT-Free Tax Exempt Cash Management (continued)
Short-Term Municipal Investments - 101.6% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 19.2% (continued)
New York State Dormitory Authority, Court Facilities LR (The City of New York Issue) (Liquidity Facility; Mizuho Bank, Ltd.)	0.70	2/7/17	8,975,000	[a]	8,975,000
New York State Housing Finance Agency, Housing Revenue (505 West 37th Street) (LOC; Landesbank Hessen-Thuringen Girozentrale)	0.66	2/1/17	2,000,000	[a]	2,000,000
Tender Option Bond Trust Receipts (Series 2016-XF0520), (Metropolitan Transportation Authority, Transportation Revenue, Refunding) (Liquidity Facility; Royal Bank of Canada)	0.73	2/7/17	760,000	[a,b,c]	760,000
Tompkins County Industrial Development Agency, Civic Facility Revenue (Community Development Properties Ithaca, Inc. Project) (LOC; M&T Trust)	0.76	2/7/17	7,880,000	[a]	7,880,000
Triborough Bridge and Tunnel Authority, General Revenue, Refunding (MTA Bridges and Tunnels) (Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	0.67	2/1/17	22,200,000	[a]	22,200,000
		123,715,000
North Carolina - 4.3%
Guilford County, GO Notes (Liquidity Facility; Branch Banking and Trust Co.)	0.68	2/7/17	25,000,000	[a]	25,000,000
North Carolina, LOR, Refunding (Citigroup ROCS, Series 2015-XF2113) (Liquidity Facility; Citibank NA)	0.69	2/7/17	2,800,000	[a,b,c]	2,800,000
		27,800,000
Ohio - 4.3%
Hamilton County, Hospital Facilities Revenue (The Elizabeth Gamble Deaconess Home Association) (LOC; Northern Trust Company)	0.66	2/7/17	16,500,000	[a]	16,500,000
RIB Floater Trust (Series 2017-003), (Middletown, Hospital Facilities Revenue (Premier Health Partners Obligated Group)) (Liquidity Facility; Barclays Bank PLC and LOC; Barclays Bank PLC)	0.76	2/7/17	11,000,000	[a,b,c]	11,000,000
		27,500,000
Pennsylvania - 1.7%
Jackson Township Industrial Development Authority, Revenue (StoneRidge Retirement Living Project) (LOC; PNC Bank NA)	0.66	2/7/17	4,350,000	[a]	4,350,000
Luzerne County Convention Center Authority, Hotel Room Rent Tax Revenue (LOC; PNC Bank NA)	0.66	2/7/17	6,550,000	[a]	6,550,000
		10,900,000
South Carolina - 1.5%
Columbia, Waterworks and Sewer System Revenue (LOC; Sumitomo Mitsui Banking Corp.)	0.67	2/7/17	10,000,000	[a]	10,000,000
Tennessee - 6.5%
Blount County Public Building Authority, Local Government Public Improvement Revenue (LOC; Branch Banking and Trust Co.)	0.68	2/7/17	7,450,000	[a]	7,450,000
Memphis, CP (Liquidity Facility; Mizuho Bank, Ltd.)	0.70	2/16/17	10,000,000		10,000,000
Sevier County Public Building Authority, Local Government Public Improvement Revenue (LOC; Bank of America)	0.69	2/7/17	20,000,000	[a]	20,000,000
Shelby County Health Educational and Housing Facility Board, Educational Facilities Revenue (Rhodes College)	0.71	2/7/17	4,500,000	[a]	4,500,000
		41,950,000
Texas - 13.8%
Atascosa County Industrial Development Corporation, PCR, Refunding (San Miguel Electric Cooperative, Inc. Project) (LOC; National Rural Utilities Cooperative Finance Corporation)	0.72	2/7/17	18,000,000	[a]	18,000,000
Harris County Cultural Education Facilities Finance Corporation, Revenue (The Methodist Hospital System)	0.62	2/1/17	5,000,000	[a]	5,000,000
Houston, Utility System Revenue, CP (LOC; Bank of America)	0.80	3/14/17	11,000,000		10,999,890

Dreyfus AMT-Free Tax Exempt Cash Management (continued)
Short-Term Municipal Investments - 101.6% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Texas - 13.8% (continued)
Red River Education Finance Corporation, Higher Education Revenue (Texas Christian University Project) (Liquidity Facility; Northern Trust Company)	0.66	2/7/17	10,000,000	[a]	10,000,000
Tender Option Bond Trust Receipts (Series 2016-XM0187), (Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue) (Liquidity Facility; JPMorgan Chase Bank and LOC; JPMorgan Chase Bank)	0.72	2/7/17	10,330,000	[a,b,c]	10,330,000
Texas, GO Notes (Veterans Bonds) (Liquidity Facility; Mizuho Bank, Ltd.)	0.68	2/7/17	20,000,000	[a]	20,000,000
University of Houston, University Revenue, CP	0.75	2/16/17	14,410,000		14,410,000
		88,739,890
Utah - 1.0%
Utah Housing Finance Agency, MFHR, Refunding (Candlestick Apartments Project) (Liquidity Facility; FNMA and LOC; FNMA)	0.70	2/7/17	6,400,000	[a]	6,400,000
Washington - .8%
Washington Housing Finance Commission, Revenue (Reserve at SeaTac Apartments Project) (LOC; FHLB)	0.65	2/7/17	5,500,000	[a]	5,500,000
Wisconsin - .8%
Milwaukee Redevelopment Authority, Redevelopment LR (University of Wisconsin-Milwaukee Kenilworth Project) (LOC; U.S. Bank NA)	0.70	2/7/17	4,875,000	[a]	4,875,000
Total Investments (cost $655,225,000)			101.6%	655,224,840
Liabilities, Less Cash and Receivables			(1.6%)	(10,150,582)
Net Assets			100.0%	645,074,258

a Variable rate demand note—rate shown is the interest rate in effect at January 31, 2017. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, these securities were valued at $79,750,000 or 12.36% of net assets.

c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio Summary (Unaudited) †	Value (%)
Health Care	17.4
Education	11.9
Industrial	11.0
Utility-Electric	8.4
Utility-Water and Sewer	7.7
Transportation Services	5.9
City	5.3
State/Territory	4.3
County	3.9
Lease	3.9
Housing	3.2
Special Tax	2.5
Other	16.2
101.6

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS (continued)

Dreyfus California AMT-Free Municipal Cash Management
Short-Term Investments - 100.5%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
California - 100.5%
California Enterprise Development Authority, IDR (Pocino Foods Company Project) (LOC; FHLB)	0.76	2/7/17	700,000	[a]	700,000
California Enterprise Development Authority, IDR (Tri Tool Inc. Project) (LOC; Comerica Bank)	0.81	2/7/17	700,000	[a]	700,000
California Enterprise Development Authority, Recovery Zone Facility Revenue (Regional Properties, Inc. Project) (LOC; FHLB)	0.76	2/7/17	700,000	[a,b]	700,000
California Infrastructure and Economic Development Bank, IDR (Alegacy Foodservice Products Group, Inc. and Eagleware Manufacturing Company, Inc. Project) (LOC; Wells Fargo Bank)	0.68	2/7/17	140,000	[a]	140,000
California Infrastructure and Economic Development Bank, Revenue (Society for the Blind Project) (LOC; U.S. Bank NA)	0.76	2/7/17	700,000	[a]	700,000
California Infrastructure and Economic Development Bank, Revenue, Refunding (Pacific Gas and Electric Company) (LOC; Union Bank NA)	0.58	2/1/17	700,000	[a]	700,000
California Municipal Finance Authority, MFHR (Pacific Meadows Apartments) (Liquidity Facility; FHLMC and LOC; FHLMC)	0.69	2/7/17	700,000	[a,b]	700,000
California Pollution Control Financing Authority, EIR (Air Products and Chemicals, Inc./Wilmington Facility)	0.61	2/1/17	700,000	[a]	700,000
California Pollution Control Financing Authority, PCR, Refunding (Pacific Gas and Electric Company) (LOC; Mizuho Bank, Ltd.)	0.59	2/1/17	2,000,000	[a]	2,000,000
California Pollution Control Financing Authority, PCR, Refunding (Pacific Gas and Electric Company) (LOC; TD Bank)	0.59	2/1/17	700,000	[a]	700,000
California Pollution Control Financing Authority, SWDR (Big Bear Disposal, Inc. Project) (LOC; Union Bank NA)	0.84	2/7/17	700,000	[a]	700,000
California Pollution Control Financing Authority, SWDR (Mission Trail Waste Systems, Inc. Project) (LOC; Comerica Bank)	0.87	2/7/17	700,000	[a]	700,000
California Statewide Communities Development Authority, CP (Kaiser Permanente)	0.78	3/9/17	700,000		700,000
California Statewide Communities Development Authority, MFHR (Pine View Apartments) (LOC; Citibank NA)	0.73	2/7/17	700,000	[a]	700,000
Irvine Assessment District Number 97-17, Limited Obligation Improvement Bonds (LOC; State Street Bank and Trust Co.)	0.58	2/1/17	700,000	[a]	700,000
Manteca Redevelopment Agency, Subordinate Tax Allocation Revenue, Refunding (Amended Merged Project Area) (LOC; State Street Bank and Trust Co.)	0.61	2/1/17	700,000	[a]	700,000
Metropolitan Water District of Southern California, Special Water Revenue, Refunding (Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	0.57	2/1/17	400,000	[a]	400,000
Sacramento County Housing Authority, MFHR, Refunding (Stonebridge Apartments) (LOC; FNMA)	0.71	2/7/17	700,000	[a]	700,000
Tahoe Forest Hospital District, Revenue (LOC; U.S. Bank NA)	0.61	2/1/17	700,000	[a]	700,000
Vacaville, MFMR (Quail Run Apartments) (Liquidity Facility; FNMA and LOC; FNMA)	0.69	2/7/17	700,000	[a]	700,000
Total Investments (cost $14,440,000)			100.5%	14,440,000
Liabilities, Less Cash and Receivables			(0.5%)	(67,066)
Net Assets			100.0%	14,372,934

a Variable rate demand note—rate shown is the interest rate in effect at January 31, 2017. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, these securities amounted to $1,400,000 or 9.74% of net assets.

Portfolio Summary (Unaudited) †	Value (%)
Pollution Control	28.5
Industrial	20.4
Housing	19.5
Other	9.7
Utility-Electric	4.9
Special Tax	4.9
Health Care	4.9
City	4.9
Utility-Water and Sewer	2.8
100.5

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

January 31, 2017

	Dreyfus Cash Management		Dreyfus Government Cash Management		Dreyfus Government Securities Cash Management	Dreyfus Treasury & Agency Cash Management		Dreyfus Treasury Securities Cash Management
Assets ($):
Investments in securities—See Statements of Investments†	3,193,241,256	††	54,481,330,882	††	4,853,681,345	20,144,554,560	††	35,233,127,748
Cash	14,573		1,263,657		-	174,949		17,250,089
Interest receivable	1,066,810		23,214,207		3,554,624	15,245,381		25,165,307
Receivable for shares of Beneficial Interest subscribed	270,028		405,283		-	4,517,415		47,262
Prepaid expenses	995,902		565,311		212,798	196,060		347,587
	3,195,588,569		54,506,779,340		4,857,448,767	20,164,688,365		35,275,937,993
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)	849,499		6,233,806		1,054,668	4,117,885		7,137,499
Cash overdraft due to Custodian	-		-		128,277	-		-
Payable for shares of Beneficial Interest redeemed	1,334,540		38,906,426		4,179	1,022,477		37,618,782
Payable for investment securities purchased	-		10,000,000		-	-		919,654,706
Accrued expenses	288,945		2,172,497		123,373	221,401		306,786
	2,472,984		57,312,729		1,310,497	5,361,763		964,717,773
Net Assets ($)	3,193,115,585		54,449,466,611		4,856,138,270	20,159,326,602		34,311,220,220
Composition of Net Assets ($):
Paid-in capital	3,192,227,250		54,450,212,616		4,856,201,478	20,160,353,962		34,310,975,496
Accumulated net realized gain (loss) on investments	162,944		(746,005)		(63,208)	(1,027,360)		244,724
Accumulated net unrealized appreciation (depreciation) on investments	725,391		-		-	-		-
Net Assets ($)	3,193,115,585		54,449,466,611		4,856,138,270	20,159,326,602		34,311,220,220
† Investments at cost ($)	3,192,515,865		54,481,330,882		4,853,681,345	20,144,554,560		35,233,127,748
†† Value of repurchase agreements—Note 1(b) ($)	369,175,625		24,566,281,250		-	11,695,150,000		-
Net Asset Value Per Share
Institutional Shares
Net Assets ($)	2,925,513,830		49,219,151,627		3,766,663,595	16,853,981,922		27,660,469,532
Shares Outstanding	2,924,975,387		49,219,846,226		3,766,711,115	16,854,836,621		27,660,276,572
Net Asset Value Per Share ($)	1.0002		1.00		1.00	1.00		1.00
Investor Shares
Net Assets ($)	131,244,629		1,683,826,103		347,191,444	1,754,491,087		2,099,312,297
Shares Outstanding	131,221,213		1,683,867,152		347,199,337	1,754,582,946		2,099,307,352
Net Asset Value Per Share ($)	1.0002		1.00		1.00	1.00		1.00
Administrative Shares
Net Assets ($)	109,800,524		3,367,763,514		392,889,014	278,799,141		2,450,740,165
Shares Outstanding	109,776,177		3,367,798,499		392,894,791	278,813,871		2,450,732,439
Net Asset Value Per Share ($)	1.0002		1.00		1.00	1.00		1.00
Participant Shares
Net Assets ($)	19,307,515		97,423,233		335,698,345	1,257,301,080		2,073,661,031
Shares Outstanding	19,304,223		97,425,261		335,703,631	1,257,366,305		2,073,622,282
Net Asset Value Per Share ($)	1.0002		1.00		1.00	1.00		1.00
Agency Shares
Net Assets ($)	7,249,087		81,302,134		13,695,872	1,560,546		27,037,195
Shares Outstanding	7,247,505		81,306,876		13,696,406	1,560,628		27,036,850
Net Asset Value Per Share ($)	1.0002		1.00		1.00	1.00		1.00
Premier Shares
Net Assets ($)	-		-		-	13,192,826		-
Shares Outstanding	-		-		-	13,193,591		-
Net Asset Value Per Share ($)	-		-		-	1.00		-

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (continued)

	Dreyfus AMT-Free Municipal Cash Management Plus	Dreyfus AMT-Free New York Municipal Cash Management	Dreyfus AMT-Free Tax Exempt Cash Management	Dreyfus California AMT-Free Municipal Cash Management
Assets ($):
Investments in securities—See Statements of Investments†	186,614,364	225,428,407	655,224,840	14,440,000
Cash	80,373	186,185	704,686	-
Interest receivable	250,264	154,718	366,223	7,679
Prepaid expenses	50,804	35,034	56,738	15,040
	186,995,805	225,804,344	656,352,487	14,462,719
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)	74,865	93,095	180,191	19,830
Cash overdraft due to Custodian	-	-	-	15,831
Payable for investment securities purchased	8,012,575	6,014,640	11,001,374	-
Payable for shares of Beneficial Interest redeemed	-	2,242	2	-
Accrued expenses	68,397	77,424	96,662	54,124
	8,155,837	6,187,401	11,278,229	89,785
Net Assets ($)	178,839,968	219,616,943	645,074,258	14,372,934
Composition of Net Assets ($):
Paid-in capital	178,840,417	219,617,643	645,074,418	14,372,934
Accumulated net realized gain (loss) on investments	(449)	(700)	-	-
Accumulated net unrealized appreciation (depreciation) on investments	-	-	(160)	-
Net Assets ($)	178,839,968	219,616,943	645,074,258	14,372,934
† Investments at cost ($)	186,614,364	225,428,407	655,225,000	14,440,000
Net Asset Value Per Share
Institutional Shares
Net Assets ($)	3,144,531	85,203,049	603,782,552	5,433,206
Shares Outstanding	3,144,506	85,204,538	603,782,596	5,429,226
Net Asset Value Per Share ($)	1.00	1.00	1.0000	1.00
Investor Shares
Net Assets ($)	174,213,570	121,343,309	40,716,648	5,785,300
Shares Outstanding	174,212,326	121,345,908	40,716,765	5,781,050
Net Asset Value Per Share ($)	1.00	1.00	1.0000	1.00
Administrative Shares
Net Assets ($)	79,252	13,070,584	46,376	-
Shares Outstanding	79,252	13,070,872	46,376	-
Net Asset Value Per Share ($)	1.00	1.00	1.0000	-
Participant Shares
Net Assets ($)	1,402,615	1	528,682	3,154,428
Shares Outstanding	1,402,605	1	528,681	3,151,889
Net Asset Value Per Share ($)	1.00	1.00	1.0000	1.00

See notes to financial statements.

STATEMENTS OF OPERATIONS

Year Ended January 31, 2017

	Dreyfus Cash Management	Dreyfus Government Cash Management	Dreyfus Government Securities Cash Management	Dreyfus Treasury & Agency Cash Management	Dreyfus Treasury Securities Cash Management
Investment Income ($):
Interest Income	81,280,458	144,159,049	17,937,535	80,420,167	130,036,429
Expenses:
Management fee—Note 2(a)	30,722,373	64,297,172	8,959,808	39,702,711	69,794,885
Service plan fees—Note 2(b)	5,332,904	5,658,721	2,892,153	8,892,852	18,665,568
Prospectus and shareholders’ reports	1,358,070	638,983	123,999	61,369	310,945
Shareholder servicing costs—Note 2(c)	441,096	240,892	18,645	176,092	483,562
Custodian fees—Note 2(c)	438,068	1,000,263	169,971	606,228	1,046,471
Registration fees	381,131	2,168,496	177,971	229,358	258,693
Trustees’ fees and expenses—Note 2(d)	141,685	237,319	36,764	160,767	288,739
Professional fees	122,877	134,311	58,529	126,655	144,155
Miscellaneous	375,370	355,325	125,611	331,789	527,885
Total Expenses	39,313,574	74,731,482	12,563,451	50,287,821	91,520,903
Less—reduction in expenses due to undertakings—Note 2(a)	(632,166)	(22,149,361)	(2,376,263)	(8,107,033)	(17,769,657)
Less—reduction in fees due to earnings credits—Note 2(c)	(22,564)	(112,966)	(2,019)	(3,599)	(106,979)
Net Expenses	38,658,844	52,469,155	10,185,169	42,177,189	73,644,267
Investment Income—Net	42,621,614	91,689,894	7,752,366	38,242,978	56,392,162
Realized and Unrealized Gain (Loss) on Investments—Note1(b) ($):
Net realized gain (loss) on investments	199,264	(422,266)	(43,244)	(627,259)	303,649
Net unrealized appreciation (depreciation) on investments	725,391	-	-	-	-
Net Realized and Unrealized Gain (Loss) on Investments	924,655	(422,266)	(43,244)	(627,259)	303,649
Net Increase in Net Assets Resulting from Operations	43,546,269	91,267,628	7,709,122	37,615,719	56,695,811

See notes to financial statements.

STATEMENTS OF OPERATIONS (continued)

	Dreyfus AMT-Free Municipal Cash Management Plus	Dreyfus AMT-Free New York Municipal Cash Management	Dreyfus AMT-Free Tax Exempt Cash Management	Dreyfus California AMT-Free Municipal Cash Management
Investment Income ($):
Interest Income	713,167	1,326,324	6,056,855	715,339
Expenses:
Management fee—Note 2(a)	318,195	606,493	2,937,534	467,270
Service plan fees—Note 2(b)	280,977	416,644	589,381	355,999
Professional fees	115,545	116,745	123,494	54,927
Registration fees	102,566	35,286	83,623	15,053
Prospectus and shareholders’ reports	38,328	47,513	45,800	34,884
Custodian fees—Note 2(c)	18,814	30,415	95,333	30,642
Shareholder servicing costs—Note 2(c)	9,683	5,843	59,406	22,357
Trustees’ fees and expenses—Note 2(d)	1,262	2,405	11,323	1,713
Miscellaneous	40,102	42,415	109,288	34,190
Total Expenses	925,472	1,303,759	4,055,182	1,017,035
Less—reduction in expenses due to undertakings—Note 2(a)	(309,202)	(276,222)	(693,523)	(392,146)
Less—reduction in fees due to earnings credits—Note 2(c)	(177)	(1,766)	(8,414)	(559)
Net Expenses	616,093	1,025,771	3,353,245	624,330
Investment Income—Net	97,074	300,553	2,703,610	91,009
Realized and Unrealized Gain (Loss) on Investments—Note1(b) ($):
Net realized gain (loss) on investments	(449)	(700)	19,121	34,333
Net unrealized appreciation (depreciation) on investments	-	-	(160)	-
Net Realized and Unrealized Gain (Loss) on Investments	(449)	(700)	18,961	34,333
Net Increase in Net Assets Resulting from Operations	96,625	299,853	2,722,571	125,342

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Dreyfus Cash Management		Dreyfus Government Cash Management
	Year Ended January 31,		Year Ended January 31,
	2017	2016	2017	2016
Operations ($):
Investment income—net	42,621,614	14,362,689	91,689,894	4,559,717
Net realized gain (loss) on investments	199,264	(14,850)	(422,266)	(259,460)
Net unrealized appreciation (depreciation) on investments	725,391	-	-	-
Net Increase (Decrease) in Net Assets Resulting from Operations	43,546,269	14,347,839	91,267,628	4,300,257
Distributions to Shareholders from ($):
Investment income—net:
Institutional Shares	(39,439,867)	(13,919,135)	(86,750,401)	(4,290,558)
Investor Shares	(540,898)	(45,382)	(650,545)	(185,701)
Administrative Shares	(2,313,354)	(374,350)	(4,078,287)	(62,632)
Participant Shares	(58,331)	(11,394)	(11,686)	(7,055)
Agency Shares	(269,164)	(34,612)	(198,975)	(13,771)
Total Distributions	(42,621,614)	(14,384,873)	(91,689,894)	(4,559,717)
Beneficial Interest Transactions ($1.00 per share):[a]
Net proceeds from shares sold:
Institutional Shares	77,402,788,948	98,819,042,971	214,528,747,522	109,915,918,134
Investor Shares	2,315,932,327	4,054,803,110	6,014,020,045	4,014,450,951
Administrative Shares	7,328,801,435	14,716,656,934	19,364,686,700	2,406,203,184
Participant Shares	961,075,440	1,380,214,334	592,389,137	604,509,330
Agency Shares	4,863,140,280	613,780,344	3,302,469,648	308,587,814
Net assets received in connection
with reorganization—Note 1	-	518,903,511	-	-
Distributions reinvested:
Institutional Shares	6,100,583	2,421,035	17,435,982	865,023
Investor Shares	267,704	28,774	446,119	131,172
Administrative Shares	1,797,953	318,746	3,784,314	42,118
Participant Shares	42,752	10,346	1,696	2,878
Agency Shares	31,597	401	35,019	42
Cost of shares redeemed:
Institutional Shares	(94,796,975,131)	(102,136,887,171)	(181,820,511,797)	(110,297,645,029)
Investor Shares	(3,762,869,293)	(4,354,391,472)	(5,865,642,879)	(4,719,450,742)
Administrative Shares	(9,255,208,188)	(14,204,563,836)	(17,892,800,343)	(1,023,097,482)
Participant Shares	(1,746,315,584)	(1,644,493,418)	(543,842,281)	(669,370,050)
Agency Shares	(4,996,986,523)	(613,273,077)	(3,286,574,310)	(344,186,554)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(21,678,375,700)	(2,847,428,468)	34,414,644,572	196,960,789
Total Increase (Decrease) in Net Assets	(21,677,451,045)	(2,847,465,502)	34,414,222,306	196,701,329
Net Assets ($):
Beginning of Period	24,870,566,630	27,718,032,132	20,035,244,305	19,838,542,976
End of Period	3,193,115,585	24,870,566,630	54,449,466,611	20,035,244,305

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Dreyfus Cash Management		Dreyfus Government Cash Management
	Year Ended January 31,		Year Ended January 31,
	2017	2016	2017	2016
Capital Share Transactions (Shares):
Institutional Shares
Shares sold	77,400,855,325	-	-	-
Shares issued for distributions reinvested	6,100,500	-	-	-
Shares redeemed	(94,794,774,501)	-	-	-
Net Increase (Decrease) in Shares Outstanding	(17,387,818,676)	-	-	-
Investor Shares
Shares sold	2,315,852,654	-	-	-
Shares issued for distributions reinvested	267,701	-	-	-
Shares redeemed	(3,762,773,377)	-	-	-
Net Increase (Decrease) in Shares Outstanding	(1,446,653,022)	-	-	-
Administrative Shares
Shares sold	7,328,767,595	-	-	-
Shares issued for distributions reinvested	1,797,950	-	-	-
Shares redeemed	(9,255,163,636)	-	-	-
Net Increase (Decrease) in Shares Outstanding	(1,924,598,091)	-	-	-
Participant Shares
Shares sold	961,074,606	-	-	-
Shares issued for distributions reinvested	42,752	-	-	-
Shares redeemed	(1,746,311,573)	-	-	-
Net Increase (Decrease) in Shares Outstanding	(785,194,215)	-	-	-
Agency Shares
Shares sold	4,863,139,026	-	-	-
Shares issued for distributions reinvested	31,596	-	-	-
Shares redeemed	(4,996,985,062)	-	-	-
Net Increase (Decrease) in Shares Outstanding	(133,814,440)	-	-	-

[a]	Effective October 10, 2016, Dreyfus Cash Management adopted the SEC’s money market fund amendments and began calculating its net asset value to four decimals.
See notes to financial statements.

	Dreyfus Government Securities Cash Management		Dreyfus Treasury & Agency Cash Management
	Year Ended January 31,		Year Ended January 31,
	2017	2016	2017	2016
Operations ($):
Investment income—net	7,752,366	262,307	38,242,978	3,922,611
Net realized gain (loss) on investments	(43,244)	17,940	(627,259)	(309,714)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,709,122	280,247	37,615,719	3,612,897
Distributions to Shareholders from ($):
Investment income—net:
Institutional Shares	(7,155,729)	(242,206)	(37,079,413)	(3,532,948)
Investor Shares	(96,790)	(7,206)	(510,823)	(265,515)
Administrative Shares	(448,116)	(8,207)	(354,515)	(54,568)
Participant Shares	(31,175)	(4,196)	(75,293)	(64,859)
Agency Shares	(20,556)	(492)	(218,377)	(1,221)
Service Shares	-	-	(22)	(419)
Select Shares	-	-	(41)	(507)
Premier Shares	-	-	(4,494)	(2,574)
Total Distributions	(7,752,366)	(262,307)	(38,242,978)	(3,922,611)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	11,972,265,363	6,348,932,447	98,082,627,152	70,338,895,342
Investor Shares	1,125,139,820	1,252,720,118	7,892,968,798	8,754,873,595
Administrative Shares	1,749,960,267	4,149,528,384	1,674,810,154	1,508,896,675
Participant Shares	977,614,218	1,509,495,711	5,260,669,620	2,727,733,045
Agency Shares	9,848,250	12,254,141	428,820,150	68,102,748
Service Shares	-	-	640,353	16,301,242
Select Shares	-	-	950,012	17,891,976
Premier Shares	-	-	289,046,941	291,817,333
Distributions reinvested:
Institutional Shares	692,409	15,310	9,055,233	791,351
Investor Shares	62,675	4,797	129,801	107,350
Administrative Shares	419,092	7,671	170,564	37,701
Participant Shares	27,234	3,703	47,932	35,771
Agency Shares	-	-	163,366	-
Service Shares	-	-	-	4
Cost of shares redeemed:
Institutional Shares	(10,488,638,937)	(7,018,589,967)	(97,537,484,964)	(70,419,351,270)
Investor Shares	(1,358,130,396)	(1,132,725,772)	(8,542,874,763)	(8,715,281,586)
Administrative Shares	(2,003,904,683)	(3,804,007,372)	(1,761,349,600)	(1,677,786,454)
Participant Shares	(939,898,715)	(1,511,898,298)	(4,598,603,261)	(2,786,944,608)
Agency Shares	(8,775,463)	(10,406,327)	(435,049,758)	(69,036,129)
Service Shares	-	-	(5,397,145)	(16,539,186)
Select Shares	-	-	(5,864,598)	(17,333,362)
Premier Shares	-	-	(298,970,226)	(286,146,781)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	1,036,681,134	(204,665,454)	454,505,761	(262,935,243)
Total Increase (Decrease) in Net Assets	1,036,637,890	(204,647,514)	453,878,502	(263,244,957)
Net Assets ($):
Beginning of Period	3,819,500,380	4,024,147,894	19,705,448,100	19,968,693,057
End of Period	4,856,138,270	3,819,500,380	20,159,326,602	19,705,448,100

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Dreyfus Treasury Securities Cash Management		Dreyfus AMT-Free Municipal Cash Management Plus
	Year Ended January 31,		Year Ended January 31,
	2017	2016	2017	2016
Operations ($):
Investment income—net	56,392,162	1,768,699	97,074	3,468
Net realized gain (loss) on investments	303,649	429,655	(449)	73,405
Net Increase (Decrease) in Net Assets Resulting from Operations	56,695,811	2,198,354	96,625	76,873
Distributions to Shareholders from ($):
Investment income—net:
Institutional Shares	(53,794,518)	(1,667,192)	(32,093)	(11,653)
Investor Shares	(468,001)	(51,289)	(93,159)	(13,875)
Administrative Shares	(1,838,449)	(9,800)	(1,625)	(1,938)
Participant Shares	(246,108)	(40,064)	(4,709)	(1,896)
Agency Shares	(45,086)	(354)	-	-
Tax return of capital:
Institutional Shares	-	-	(92,777)	-
Investor Shares	-	-	(127,467)	-
Administrative Shares	-	-	(19,142)	-
Participant Shares	-	-	(59,388)	-
Total Distributions	(56,392,162)	(1,768,699)	(430,360)	(29,362)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	101,870,711,050	77,806,332,898	178,119,891	515,328,245
Investor Shares	7,349,035,864	14,143,385,087	250,524,455	230,322,873
Administrative Shares	5,987,456,039	2,318,935,591	10,854,707	87,401,131
Participant Shares	10,785,574,831	17,426,424,340	30,275,100	32,599,628
Agency Shares	607,694,244	158,095,367	-	-
Distributions reinvested:
Institutional Shares	13,183,364	408,327	20,705	4,090
Investor Shares	342,753	41,383	91,770	13,363
Administrative Shares	1,630,471	8,694	1,560	1,847
Participant Shares	172,120	28,778	4,107	1,896
Agency Shares	39,657	298	-	-
Cost of shares redeemed:
Institutional Shares	(105,075,554,602)	(75,767,671,681)	(282,050,843)	(469,779,241)
Investor Shares	(9,596,285,043)	(13,346,304,231)	(177,736,971)	(283,999,810)
Administrative Shares	(4,244,077,356)	(2,296,542,393)	(18,460,136)	(110,772,051)
Participant Shares	(11,946,623,753)	(18,503,158,681)	(46,879,580)	(29,035,135)
Agency Shares	(605,771,969)	(169,083,479)	-
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(4,852,472,330)	1,770,900,298	(55,235,235)	(27,913,164)
Total Increase (Decrease) in Net Assets	(4,852,168,681)	1,771,329,953	(55,568,970)	(27,865,653)
Net Assets ($):
Beginning of Period	39,163,388,901	37,392,058,948	234,408,938	262,274,591
End of Period	34,311,220,220	39,163,388,901	178,839,968	234,408,938

See notes to financial statements.

	Dreyfus AMT-Free New York Municipal Cash Management		Dreyfus AMT-Free Tax Exempt Cash Management
	Year Ended January 31,		Year Ended January 31,
	2017	2016	2017	2016
Operations ($):
Investment income—net	300,553	5,424	2,703,610	25,823
Net realized gain (loss) on investments	(700)	2,277	19,121	148,677
Net unrealized appreciation (depreciation) on investments	-	-	(160)	-
Net Increase (Decrease) in Net Assets Resulting from Operations	299,853	7,701	2,722,571	174,500
Distributions to Shareholders from ($):
Investment income—net:
Institutional Shares	(208,359)	(3,310)	(2,624,369)	(134,648)
Investor Shares	(74,000)	(4,007)	(77,622)	(25,583)
Administrative Shares	(18,097)	(365)	(18,319)	(3,298)
Participant Shares	(97)	(19)	(2,421)	(2,130)
Total Distributions	(300,553)	(7,701)	(2,722,731)	(165,659)
Beneficial Interest Transactions ($1.00 per share):[a]
Net proceeds from shares sold:
Institutional Shares	227,993,885	292,854,695	5,843,182,679	5,982,865,141
Investor Shares	160,543,896	311,638,230	719,366,619	998,981,240
Administrative Shares	15,902,559	37,343,873	79,228,473	56,691,611
Participant Shares	1,197,146	2,294,749	42,608,569	116,339,813
Net assets received in connection
with reorganization—Note 1	-	39,157,484	-	-
Distributions reinvested:
Institutional Shares	40,643	289	690,416	38,550
Investor Shares	69,153	3,465	18,683	14,115
Administrative Shares	17,764	355	15,391	3,188
Participant Shares	85	19	885	1,017
Cost of shares redeemed:
Institutional Shares	(327,346,372)	(254,739,077)	(6,795,952,530)	(6,044,724,087)
Investor Shares	(252,527,269)	(377,436,704)	(965,985,728)	(1,089,962,961)
Administrative Shares	(23,499,495)	(26,869,813)	(114,503,580)	(72,889,123)
Participant Shares	(2,604,132)	(2,107,146)	(80,857,568)	(108,682,895)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(200,212,137)	22,140,419	(1,272,187,691)	(161,324,391)
Total Increase (Decrease) in Net Assets	(200,212,837)	22,140,419	(1,272,187,851)	(161,315,550)
Net Assets ($):
Beginning of Period	419,829,780	397,689,361	1,917,262,109	2,078,577,659
End of Period	219,616,943	419,829,780	645,074,258	1,917,262,109
Capital Share Transactions (Shares):
Institutional Shares
Shares sold	-	-	5,843,182,679	-
Shares issued for distributions reinvested	-	-	690,416	-
Shares redeemed	-	-	(6,795,952,530)	-
Net Increase (Decrease) in Shares Outstanding	-	-	(952,079,435)	-
Investor Shares
Shares sold	-	-	719,366,619	-
Shares issued for distributions reinvested	-	-	18,683	-
Shares redeemed	-	-	(965,985,728)	-
Net Increase (Decrease) in Shares Outstanding	-	-	(246,600,426)	-
Administrative Shares
Shares sold	-	-	79,228,473	-
Shares issued for distributions reinvested	-	-	15,391	-
Shares redeemed	-	-	(114,503,580)	-
Net Increase (Decrease) in Shares Outstanding	-	-	(35,259,716)	-
Participant Shares
Shares sold	-	-	42,608,569	-
Shares issued for distributions reinvested	-	-	885	-
Shares redeemed	-	-	(80,857,568)	-
Net Increase (Decrease) in Shares Outstanding	-	-	(38,248,114)	-

[a]	Effective October 10, 2016, Dreyfus AMT-Free Tax Exempt Cash Management adopted the SEC’s money market fund amendments and began calculating its net asset value to four decimals.
See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Dreyfus California AMT-Free Municipal Cash Management
	Year Ended January 31,
	2017	2016
Operations ($):
Investment income—net	91,009	5,881
Net realized gain (loss) on investments	34,333	8,309
Net Increase (Decrease) in Net Assets Resulting from Operations	125,342	14,190
Distributions to Shareholders from ($):
Investment income—net:
Institutional Shares	(77,446)	(5,827)
Investor Shares	(12,369)	(8,032)
Administrative Shares	-	(2)
Participant Shares	(1,194)	(405)
Net realized gain on investments:
Institutional Shares	(12,856)	-
Investor Shares	(13,337)	-
Participant Shares	(8,482)	-
Total Distributions	(125,684)	(14,266)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	160,855,326	441,928,068
Investor Shares	341,664,342	709,670,528
Administrative Shares	-	2,387,809
Participant Shares	91,018,521	116,141,718
Distributions reinvested:
Institutional Shares	30,416	2,493
Investor Shares	11,510	7,381
Administrative Shares	-	1
Participant Shares	1,041	405
Cost of shares redeemed:
Institutional Shares	(358,312,276)	(441,308,065)
Investor Shares	(569,080,459)	(709,119,279)
Administrative Shares	-	(2,840,800)
Participant Shares	(100,199,028)	(118,483,855)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(434,010,607)	(1,613,596)
Total Increase (Decrease) in Net Assets	(434,010,949)	(1,613,672)
Net Assets ($):
Beginning of Period	448,383,883	449,997,555
End of Period	14,372,934	448,383,883

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class of each fund for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in each fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the funds’ financial statements.

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus Cash Management
Institutional Shares
Year Ended January 31,
2017[a]	1.00	.0036		.0002	(.0036)		1.0002	.38		.22	.22	.31		2,925,514
2016	1.00	.001		-	(.001)		1.00	.07		.21	.20	.07		20,312,768
2015	1.00	.000	[b]	-	(.000)	[b]	1.00	.03		.21	.15	.03		23,109,317
2014	1.00	.000	[b]	-	(.000)	[b]	1.00	.04		.21	.15	.04		24,356,373
2013	1.00	.001		-	(.001)		1.00	.08		.21	.21	.08		23,193,207
Investor Shares
Year Ended January 31,
2017[a]	1.00	.0012		.0002	(.0012)		1.0002	.15		.47	.46	.06		131,245
2016	1.00	.000	[b]	-	(.000)	[b]	1.00	.00	[c]	.46	.26	.00	[c]	1,577,869
2015	1.00	.000	[b]	-	(.000)	[b]	1.00	.00	[c]	.46	.18	.00	[c]	1,877,431
2014	1.00	.000	[b]	-	(.000)	[b]	1.00	.00	[c]	.46	.19	.00	[c]	2,228,079
2013	1.00	.000	[b]	-	(.000)	[b]	1.00	.00	[c]	.46	.29	.00	[c]	2,692,003
Administrative Shares
Year Ended January 31,
2017[a]	1.00	.0027		.0002	(.0027)		1.0002	.29		.32	.32	.20		109,801
2016	1.00	.000	[b]	-	(.000)	[b]	1.00	.02		.31	.25	.02		2,034,366
2015	1.00	.000	[b]	-	(.000)	[b]	1.00	.00	[c]	.31	.18	.00	[c]	1,521,958
2014	1.00	.000	[b]	-	(.000)	[b]	1.00	.00	[c]	.31	.19	.00	[c]	1,422,803
2013	1.00	.000	[b]	-	(.000)	[b]	1.00	.01		.31	.28	.00	[c]	1,271,175
Participant Shares
Year Ended January 31,
2017[a]	1.00	.0005		.0002	(.0005)		1.0002	.07		.62	.50	.01		19,308
2016	1.00	.000	[b]	-	(.000)	[b]	1.00	.00	[c]	.61	.26	.00	[c]	804,502
2015	1.00	.000	[b]	-	(.000)	[b]	1.00	.00	[c]	.61	.18	.00	[c]	1,068,772
2014	1.00	.000	[b]	-	(.000)	[b]	1.00	.00	[c]	.61	.19	.00	[c]	1,049,170
2013	1.00	.000	[b]	-	(.000)	[b]	1.00	.00	[c]	.61	.29	.00	[c]	768,484
Agency Shares
Year Ended January 31,
2017[a]	1.00	.0031		.0002	(.0031)		1.0002	.33		.28	.28	.23		7,249
2016	1.00	.000	[b]	-	(.000)	[b]	1.00	.03		.27	.24	.03		141,061
2015	1.00	.000	[b]	-	(.000)	[b]	1.00	.00	[c]	.27	.18	.00	[c]	140,554
2014	1.00	.000	[b]	-	(.000)	[b]	1.00	.00	[c]	.27	.19	.00	[c]	186,118
2013	1.00	.000	[b]	-	(.000)	[b]	1.00	.03		.27	.26	.03		127,787

a Effective October 10, 2016, the fund adopted the SEC’s money market fund amendments and began calculating its net asset value to four decimals.

b Amount represents less than $.001 per share.

c Amount represents less than .01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Per Share Data ($)							Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)	Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Net Assets End of Period ($ x 1,000)
Dreyfus Government Cash Management
Institutional Shares
Year Ended January 31,
2017	1.00	.003		(.003)		1.00	.27	.22	.15	.30	49,219,152
2016	1.00	.000	[a]	(.000)	[a]	1.00	.03	.21	.12	.03	16,493,855
2015	1.00	.000	[a]	(.000)	[a]	1.00	.01	.21	.07	.01	16,874,952
2014	1.00	.000	[a]	(.000)	[a]	1.00	.01	.21	.09	.01	14,577,411
2013	1.00	.000	[a]	(.000)	[a]	1.00	.01	.21	.16	.01	13,228,266
Investor Shares
Year Ended January 31,
2017	1.00	.000	[a]	(.000)	[a]	1.00	.04	.46	.38	.05	1,683,826
2016	1.00	.000	[a]	(.000)	[a]	1.00	.01	.46	.13	.01	1,535,017
2015	1.00	.000	[a]	(.000)	[a]	1.00	.01	.46	.07	.01	2,239,904
2014	1.00	.000	[a]	(.000)	[a]	1.00	.01	.46	.09	.01	1,863,099
2013	1.00	.000	[a]	(.000)	[a]	1.00	.01	.46	.16	.01	1,766,148
Administrative Shares
Year Ended January 31,
2017	1.00	.002	[a]	(.002)	[a]	1.00	.16	.31	.25	.21	3,367,764
2016	1.00	.000	[a]	(.000)	[a]	1.00	.01	.31	.13	.01	1,892,123
2015	1.00	.000	[a]	(.000)	[a]	1.00	.01	.31	.07	.01	508,979
2014	1.00	.000	[a]	(.000)	[a]	1.00	.01	.31	.09	.01	515,103
2013	1.00	.000	[a]	(.000)	[a]	1.00	.01	.31	.16	.01	978,966
Participant Shares
Year Ended January 31,
2017	1.00	.000	[a]	(.000)	[a]	1.00	.02	.61	.43	.02	97,423
2016	1.00	.000	[a]	(.000)	[a]	1.00	.01	.62	.12	.01	48,876
2015	1.00	.000	[a]	(.000)	[a]	1.00	.01	.61	.07	.01	113,734
2014	1.00	.000	[a]	(.000)	[a]	1.00	.01	.61	.10	.01	174,370
2013	1.00	.000	[a]	(.000)	[a]	1.00	.01	.61	.16	.01	287,322
Agency Shares
Year Ended January 31,
2017	1.00	.002		(.002)		1.00	.20	.27	.22	.22	81,302
2016	1.00	.000	[a]	(.000)	[a]	1.00	.02	.27	.13	.02	65,374
2015	1.00	.000	[a]	(.000)	[a]	1.00	.01	.27	.07	.01	100,974
2014	1.00	.000	[a]	(.000)	[a]	1.00	.01	.27	.10	.01	101,660
2013	1.00	.000	[a]	(.000)	[a]	1.00	.01	.27	.15	.01	78,523

a  Amount represents less than $.001 per share.

See notes to financial statements.

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus Government Securities Cash Management
Institutional Shares
Year Ended January 31,
2017	1.00	.002		(.002)		1.00	.22		.22	.18	.22		3,766,664
2016	1.00	.000	[a]	(.000)	[a]	1.00	.01		.22	.10	.01		2,282,377
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.22	.06	.00	[b]	2,952,007
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.22	.08	.00	[b]	3,911,061
2013	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.21	.12	.00	[b]	3,518,598
Investor Shares
Year Ended January 31,
2017	1.00	.000	[a]	(.000)	[a]	1.00	.02		.47	.38	.02		347,191
2016	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.47	.11	.00	[b]	580,124
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.47	.06	.00	[b]	460,122
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.47	.08	.00	[b]	514,728
2013	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.47	.12	.00	[b]	453,596
Administrative Shares
Year Ended January 31,
2017	1.00	.001		(.001)		1.00	.10		.32	.30	.10		392,889
2016	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.33	.12	.00	[b]	646,418
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.33	.06	.00	[b]	300,887
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.33	.08	.00	[b]	512,911
2013	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.32	.12	.00	[b]	567,735
Participant Shares
Year Ended January 31,
2017	1.00	.000	[a]	(.000)	[a]	1.00	.01		.62	.39	.01		335,698
2016	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.62	.11	.00	[b]	297,958
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.62	.06	.00	[b]	300,356
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.61	.08	.00	[b]	213,359
2013	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.61	.12	.00	[b]	229,473
Agency Shares
Year Ended January 31,
2017	1.00	.001		(.001)		1.00	.14		.28	.26	.14		13,696
2016	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.30	.13	.00	[b]	12,623
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.28	.06	.00	[b]	10,776
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.28	.09	.00	[b]	9,989
2013	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.27	.12	.00	[b]	36,868

a Amount represents less than $.001 per share.

b Amount represents less than .01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Per Share Data ($)							Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)	Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Net Assets End of Period ($ x 1,000)
Dreyfus Treasury & Agency Cash Management
Institutional Shares
Year Ended January 31,
2017	1.00	.002		(.002)		1.00	.22	.21	.18	.23	16,853,981
2016	1.00	.000	[a]	(.000)	[a]	1.00	.02	.21	.10	.02	16,300,313
2015	1.00	.000	[a]	(.000)	[a]	1.00	.01	.21	.06	.01	16,380,228
2014	1.00	.000	[a]	(.000)	[a]	1.00	.01	.21	.07	.01	15,067,833
2013	1.00	.000	[a]	(.000)	[a]	1.00	.01	.21	.13	.01	14,498,847
Investor Shares
Year Ended January 31,
2017	1.00	.000	[a]	(.000)	[a]	1.00	.03	.46	.37	.02	1,754,491
2016	1.00	.000	[a]	(.000)	[a]	1.00	.01	.46	.11	.01	2,404,304
2015	1.00	.000	[a]	(.000)	[a]	1.00	.01	.46	.06	.01	2,364,649
2014	1.00	.000	[a]	(.000)	[a]	1.00	.01	.46	.07	.01	2,069,648
2013	1.00	.000	[a]	(.000)	[a]	1.00	.01	.46	.13	.01	2,270,017
Administrative Shares
Year Ended January 31,
2017	1.00	.001		(.001)		1.00	.12	.31	.29	.12	278,799
2016	1.00	000	[a]	(.000)	[a]	1.00	.01	.31	.10	.01	365,175
2015	1.00	.000	[a]	(.000)	[a]	1.00	.01	.31	.06	.01	534,032
2014	1.00	.000	[a]	(.000)	[a]	1.00	.01	.31	.07	.01	561,598
2013	1.00	.000	[a]	(.000)	[a]	1.00	.01	.31	.13	.01	620,440
Participant Shares
Year Ended January 31,
2017	1.00	.000	[a]	(.000)	[a]	1.00	.01	.61	.41	.01	1,257,301
2016	1.00	.000	[a]	(.000)	[a]	1.00	.01	.61	.11	.01	595,242
2015	1.00	.000	[a]	(.000)	[a]	1.00	.01	.61	.06	.01	654,427
2014	1.00	.000	[a]	(.000)	[a]	1.00	.01	.61	.07	.01	512,744
2013	1.00	.000	[a]	(.000)	[a]	1.00	.01	.61	.13	.01	603,156
Agency Shares
Year Ended January 31,
2017	1.00	.002		(.002)		1.00	.15	.27	.25	.19	1,561
2016	1.00	.000	[a]	(.000)	[a]	1.00	.02	.27	.10	.01	7,627
2015	1.00	.000	[a]	(.000)	[a]	1.00	.01	.27	.06	.01	8,560
2014	1.00	.000	[a]	(.000)	[a]	1.00	.01	.27	.08	.01	22,394
2013	1.00	.000	[a]	(.000)	[a]	1.00	.01	.27	.14	.01	28,052
Premier Shares
Year Ended January 31,
2017	1.00	.000	[a]	(.000)	[a]	1.00	.02	.52	.38	.02	13,193
2016	1.00	.000	[a]	(.000)	[a]	1.00	.01	.52	.11	.01	23,116
2015	1.00	.000	[a]	(.000)	[a]	1.00	.01	.52	.06	.01	17,446
2014	1.00	.000	[a]	(.000)	[a]	1.00	.01	.52	.07	.01	12,414
2013	1.00	.000	[a]	(.000)	[a]	1.00	.01	.52	.14	.01	25,154

a Amount represents less than $.001 per share.

See notes to financial statements.

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus Treasury Securities Cash Management
Institutional Shares
Year Ended January 31,
2017	1.00	.002		(.002)		1.00	.19		.21	.18	.19		27,660,470
2016	1.00	.000	[a]	(.000)	[a]	1.00	.01		.21	.06	.01		30,851,896
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.21	.04	.00	[b]	28,812,494
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.21	.06	.00	[b]	32,447,753
2013	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.21	.09	.00	[b]	24,581,949
Investor Shares
Year Ended January 31,
2017	1.00	.000	[a]	(.000)	[a]	1.00	.02		.46	.34	.02		2,099,312
2016	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.47	.07	.00	[b]	4,346,185
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.47	.04	.00	[b]	3,549,024
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.47	.06	.00	[b]	3,354,045
2013	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.46	.09	.00	[b]	4,067,494
Administrative Shares
Year Ended January 31,
2017	1.00	.001		(.001)		1.00	.09		.31	.29	.10		2,450,740
2016	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.31	.07	.00	[b]	705,722
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.31	.04	.00	[b]	683,313
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.31	.06	.00	[b]	698,523
2013	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.31	.09	.00	[b]	749,657
Participant Shares
Year Ended January 31,
2017	1.00	.000	[a]	(.000)	[a]	1.00	.01		.61	.36	.01		2,073,661
2016	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.61	.06	.00	[b]	3,234,511
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.61	.04	.00	[b]	4,311,165
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.61	.06	.00	[b]	3,463,773
2013	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.61	.09	.00	[b]	3,674,210
Agency Shares
Year Ended January 31,
2017	1.00	.001		(.001)		1.00	.12		.27	.25	.12		27,037
2016	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.28	.06	.00	[b]	25,075
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.27	.04	.00	[b]	36,063
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.27	.05	.00	[b]	42,183
2013	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.27	.08	.00	[b]	24,151

a Amount represents less than $.001 per share.

b Amount represents less than .01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

		Per Share Data ($)									Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Tax return of capital	Total Distributions	Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus AMT-Free Municipal Cash Management Plus
Institutional Shares
Year Ended January 31,
2017	1.00	.006		(.001)		(.005)	(.006)	1.00	.58		.41	.28	.04		3,145
2016	1.00	.000	[a]	(.000)	[a]	-	-	1.00	.01		.30	.10	.00	[b]	107,204
2015	1.00	.000	[a]	(.000)	[a]	-	-	1.00	.00	[b]	.29	.13	.00	[b]	61,570
2014	1.00	.000	[a]	(.000)	[a]	-	-	1.00	.00	[b]	.27	.20	.00	[b]	89,617
2013	1.00	.000	[a]	(.000)	[a]	-	-	1.00	.01		.24	.23	.01		352,511
Investor Shares
Year Ended January 31,
2017	1.00	.006		(.001)		(.005)	(.006)	1.00	.52		.64	.45	.08		174,214
2016	1.00	.000	[a]	(.000)	[a]	-	-	1.00	.01		.54	.10	.00	[b]	101,477
2015	1.00	.000	[a]	(.000)	[a]	-	-	1.00	.00	[b]	.54	.13	.00	[b]	155,166
2014	1.00	.000	[a]	(.000)	[a]	-	-	1.00	.00	[b]	.52	.19	.00	[b]	152,336
2013	1.00	.000	[a]	(.000)	[a]	-	-	1.00	.00	[b]	.49	.25	.00	[b]	211,525
Administrative Shares
Year Ended January 31,
2017	1.00	.006		(.001)		(.005)	(.006)	1.00	.56		.53	.31	.03		79
2016	1.00	.000	[a]	(.000)	[a]	-	-	1.00	.01		.39	.10	.00	[b]	7,699
2015	1.00	.000	[a]	(.000)	[a]	-	-	1.00	.00	[b]	.39	.13	.00	[b]	31,086
2014	1.00	.000	[a]	(.000)	[a]	-	-	1.00	.00	[b]	.37	.18	.00	[b]	76,562
2013	1.00	.000	[a]	(.000)	[a]	-	-	1.00	.00	[b]	.34	.25	.00	[b]	208,190
Participant Shares
Year Ended January 31,
2017	1.00	.005		(.000)	[a]	(.005)	(.005)	1.00	.48		.89	.40	.02		1,403
2016	1.00	.000	[a]	(.000)	[a]	-	-	1.00	.01		.70	.10	.00	[b]	18,029
2015	1.00	.000	[a]	(.000)	[a]	-	-	1.00	.00	[b]	.69	.13	.00	[b]	14,452
2014	1.00	.000	[a]	(.000)	[a]	-	-	1.00	.00	[b]	.67	.19	.00	[b]	8,248
2013	1.00	.000	[a]	(.000)	[a]	-	-	1.00	.00	[b]	.65	.25	.00	[b]	20,524

a   Amount represents less than $.001 per share.

b Amount represents less than .01%.

See notes to financial statements.

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus AMT-Free New York Municipal Cash Management
Institutional Shares
Year Ended January 31,
2017	1.00	.002	[a]	(.002)		1.00	.21		.29	.25	.16		85,203
2016	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.28	.10	.00	[b]	184,514
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.25	.13	.00	[b]	125,650
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.26	.18	.00	[b]	141,968
2013	1.00	.000	[a]	(.000)	[a]	1.00	.01		.25	.23	.01		133,276
Investor Shares
Year Ended January 31,
2017	1.00	.001		(.001)		1.00	.06		.54	.41	.05		121,343
2016	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.51	.11	.00	[b]	213,259
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.50	.13	.00	[b]	260,668
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.50	.18	.00	[b]	355,539
2013	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.50	.24	.00	[b]	199,883
Administrative Shares
Year Ended January 31,
2017	1.00	.001		(.001)		1.00	.13		.40	.34	.12		13,071
2016	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.36	.10	.00	[b]	20,650
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.35	.13	.00	[b]	10,176
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.36	.19	.00	[b]	9,914
2013	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.35	.25	.00	[b]	10,136
Participant Shares
Year Ended January 31,
2017	1.00	.000	[a]	(.000)	[a]	1.00	.02		.70	.33	.01		-[c]
2016	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.68	.10	.00	[b]	1,407
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.66	.13	.00	[b]	1,195
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.66	.19	.00	[b]	3,242
2013	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b]	.66	.25	.00	[b]	13,184

a  Amount represents less than $.001 per share.

b Amount represents less than .01%.

c Amount represents less than $1,000.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus AMT-Free Tax Exempt Cash Management
Institutional Shares
Year Ended January 31,
2017[a]	1.00	.0026		.0000[b]	(.0026)		1.0000	.26		.24	.21	.21		603,783
2016	1.00	.000	[b]	-	(.000)	[b]	1.00	.01		.23	.08	.00	[c]	1,555,860
2015	1.00	.000	[b]	-	(.000)	[b]	1.00	.01		.24	.10	.00	[c]	1,617,674
2014	1.00	.000	[b]	-	(.000)	[b]	1.00	.00	[c]	.24	.13	.00	[c]	1,849,687
2013	1.00	.000	[b]	-	(.000)	[b]	1.00	.00	[c]	.24	.21	.00	[c]	1,775,527
Investor Shares
Year Ended January 31,
2017[a]	1.00	.0008		.0000[b]	(.0008)		1.0000	.08		.48	.34	.04		40,717
2016	1.00	.000	[b]	-	(.000)	[b]	1.00	.01		.47	.08	.00	[c]	287,319
2015	1.00	.000	[b]	-	(.000)	[b]	1.00	.01		.47	.10	.00	[c]	378,285
2014	1.00	.000	[b]	-	(.000)	[b]	1.00	.00	[c]	.47	.14	.00	[c]	408,593
2013	1.00	.000	[b]	-	(.000)	[b]	1.00	.00	[c]	.47	.21	.00	[c]	442,625
Administrative Shares
Year Ended January 31,
2017[a]	1.00	.0017		.0000[b]	(.0017)		1.0000	.17		.33	.26	.10		46
2016	1.00	.000	[b]	-	(.000)	[b]	1.00	.01		.32	.08	.00	[c]	35,306
2015	1.00	.000	[b]	-	(.000)	[b]	1.00	.01		.32	.10	.00	[c]	51,500
2014	1.00	.000	[b]	-	(.000)	[b]	1.00	.00	[c]	.32	.14	.00	[c]	54,612
2013	1.00	.000	[b]	-	(.000)	[b]	1.00	.00	[c]	.32	.21	.00	[c]	66,416
Participant Shares
Year Ended January 31,
2017[a]	1.00	.0003		.0000[b]	(.0003)		1.0000	.03		.63	.31	.01		529
2016	1.00	.000	[b]	-	(.000)	[b]	1.00	.01		.62	.08	.00	[c]	38,777
2015	1.00	.000	[b]	-	(.000)	[b]	1.00	.01		.62	.10	.00	[c]	31,119
2014	1.00	.000	[b]	-	(.000)	[b]	1.00	.00	[c]	.62	.13	.00	[c]	44,184
2013	1.00	.000	[b]	-	(.000)	[b]	1.00	.00	[c]	.62	.20	.00	[c]	36,305

a Effective October 10, 2016, the fund adopted the SEC’s money market fund amendments and began calculating its net asset value to four decimals.

b Amount represents less than $.001 per share.

c Amount represents less than .01%.

See notes to financial statements.

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Dividends from Net Realized Gain on Investments	Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus California AMT-Free Municipal Cash Management
Institutional Shares
Year Ended January 31,
2017	1.00	.001		(.001)		(.000)[a]	1.00	.27		.30	.22	.08		5,433
2016	1.00	.000	[a]	(.000)	[a]	-	1.00	00	[b]	.29	.08	.00	[b]	202,860
2015	1.00	.000	[a]	(.000)	[a]	-	1.00	.00	[b]	.24	.08	.00	[b]	202,238
2014	1.00	.000	[a]	(.000)	[a]	-	1.00	.00	[b]	.24	.13	.00	[b]	144,855
2013	1.00	.001		(.001)		-	1.00	.06		.24	.22	.01		198,492
Investor Shares						-
Year Ended January 31,						-
2017	1.00	.000	[a]	(.000)	[a]	(.000)[a]	1.00	.22		.51	.29	.01		5,785
2016	1.00	.000	[a]	(.000)	[a]	-	1.00	.00	[b]	.49	.06	.00	[b]	233,192
2015	1.00	.000	[a]	(.000)	[a]	-	1.00	.00	[b]	.49	.08	00	[b]	232,633
2014	1.00	.000	[a]	(.000)	[a]	-	1.00	.00	[b]	.49	.13	.00	[b]	236,729
2013	1.00	.000	[a]	(.000)	[a]	-	1.00	.04		.48	.22	.00	[b]	211,609
Participant Shares						-
Year Ended January 31,						-
2017	1.00	.000	[a]	(.000)	[a]	(.000)[a]	1.00	.22		.78	.41	.01		3,154
2016	1.00	.000	[a]	(.000)	[a]	-	1.00	.00	[b]	.64	.06	.00	[b]	12,331
2015	1.00	.000	[a]	(.000)	[a]	-	1.00	.00	[b]	.64	.08	.00	[b]	14,674
2014	1.00	.000	[a]	(.000)	[a]	-	1.00	.00	[b]	.64	.13	.00	[b]	24,157
2013	1.00	.000	[a]	(.000)	[a]	-	1.00	.04		.63	.22	.00	[b]	33,530

a   Amount represents less than $.001 per share.

b Amount represents less than .01%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury & Agency Cash Management, Dreyfus Treasury Securities Cash Management, Dreyfus AMT-Free Municipal Cash Management Plus, Dreyfus AMT-Free New York Municipal Cash Management, Dreyfus AMT-Free Tax Exempt Cash Management and Dreyfus California AMT-Free Municipal Cash Management (each, a “fund” and collectively, the “funds”) are open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “Act”). Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury & Agency Cash Management, Dreyfus Treasury Securities Cash Management, Dreyfus AMT-Free Municipal Cash Management Plus and Dreyfus AMT-Free Tax Exempt Cash Management are diversified funds. Dreyfus AMT-Free New York Municipal Cash Management and Dreyfus California AMT-Free Municipal Cash Management are non-diversified. Dreyfus Government Cash Management and Dreyfus Government Securities Cash Management are each a separate series of Dreyfus Government Cash Management Funds (the “Company”) and Dreyfus AMT-Free Tax Exempt Cash Management and Dreyfus California AMT-Free Municipal Cash Management are separate series of Dreyfus Tax Exempt Cash Management Funds (the “Trust”).

Each fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. Dreyfus AMT-Free Municipal Cash Management Plus and Dreyfus AMT-Free Tax Exempt Cash Management seek to provide income exempt from federal income taxes and the federal alternative minimum tax. Dreyfus AMT-Free New York Municipal Cash Management seeks to provide income exempt from federal, New York state and New York city income taxes and the federal alternative minimum tax. Dreyfus California AMT-Free Municipal Cash Management seeks to provide income exempt from federal and California state income taxes and the federal alternative minimum tax. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as each fund’s investment adviser.

Effective October 10, 2016, Dreyfus Cash Management and Dreyfus AMT-Free Tax Exempt Cash Management each moved to a “floating” net asset value (NAV) based on the market value of the fund’s portfolio securities, calculated to four decimals.

The Boards of Trustees (each, a “Board” ) of the following funds approved proposals to change the names of such funds, as follows: “Dreyfus Government Prime Cash Management” was changed to “Dreyfus Government Securities Cash Management” effective April 15, 2016; “Dreyfus Treasury Prime Cash Management” was changed to “Dreyfus Treasury Securities Cash Management” effective April 15, 2016; “Dreyfus New York Municipal Cash Management” was changed to “Dreyfus AMT-Free New York Municipal Cash Management” effective October 10, 2016; “Dreyfus Tax-Exempt Cash Management” was changed to “Dreyfus AMT-Free Tax-Exempt Cash Management” effective October 10, 2016; and “Dreyfus Municipal Cash Management Plus” was changed to “Dreyfus AMT-Free Municipal Cash Management Plus” effective January 17, 2017.

The Board of Dreyfus Treasury & Agency Cash Management approved the termination of the fund’s Service Shares and Select Shares, effective March 1, 2016.

The Board of Dreyfus Tax Exempt Cash Management Funds approved the termination of the Administrative Shares of Dreyfus California AMT-Free Tax-Exempt Cash Management, effective April 29, 2016.

As of the close of business on June 19, 2015, pursuant to an Agreement and Plan of Reorganization previously approved by the Board, all of the assets, subject to the liabilities, of Touchstone Institutional Money Market Fund were transferred to Dreyfus Cash Management in exchange for shares of Beneficial Interest of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of Touchstone Institutional Money Market Fund received Dreyfus Cash Management Institutional Shares in an amount equal to the aggregate net asset value of their investment in Touchstone Institutional Money Market Fund at the time of the exchange. The net asset value of Dreyfus Cash Management’s shares on the close of business on June 19, 2015, after the reorganization was $1.00, and a total of 518,912,697 shares were issued to shareholders of Touchstone Institutional Money Market Fund in the exchange.

As of the close of business on September 4, 2015, pursuant to an Agreement and Plan of Reorganization previously approved by the Board, all of the assets, subject to the liabilities, of Dreyfus New York AMT-Free Municipal Cash Management were transferred to Dreyfus New York Municipal Cash Management in exchange for shares of Beneficial Interest of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of Dreyfus New York AMT-Free Municipal Cash Management’s Institutional, Investor, Administrative and Classic Shares received Dreyfus New York Municipal Cash Management Institutional, Investor, Administrative and Participant Shares,

respectively, in an amount equal to the aggregate net asset value of their investment in Dreyfus New York AMT-Free Municipal Cash Management at the time of the exchange. The net asset value of Dreyfus New York Municipal Cash Management’s shares on the close of business on September 4, 2015, after the reorganization was $1.00, and a total of 20,719,739 Institutional, 18,378,257 Investor, 0 Administrative and 23,612 Participant Shares were issued to shareholders of Dreyfus New York AMT-Free Municipal Cash Management in the exchange.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of each fund’s shares, which are sold to the public without a sales charge. Each fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest. Each fund offers Institutional Shares, Investor Shares, Administrative Shares, Participant Shares and Agency Shares with the exception of Dreyfus AMT-Free Municipal Cash Management Plus, Dreyfus AMT-Free New York Municipal Cash Management, Dreyfus AMT-Free Tax Exempt Cash Management and Dreyfus California AMT-Free Municipal Cash Management which do not offer Agency Shares. Dreyfus California AMT-Free Municipal Cash Management does not offer Administrative Shares. In addition, Dreyfus Treasury & Agency Cash Management offers Premier Shares. Each share class, except Institutional Shares, is subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered (by Service Agents receiving Rule 12b-1 fees) to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Dreyfus AMT-Free Municipal Cash Management Plus, Dreyfus AMT-Free New York Municipal Cash Management and Dreyfus California AMT-Free Tax-Exempt Cash Management each operate as a “retail money market fund” as that term is defined in Rule 2a-7 under the Act (a “Retail Fund”). Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury & Agency Cash Management and Dreyfus Treasury Securities each operate as a “government money market fund” as that term is defined in Rule 2a-7 under the Act (a “Government Fund”). It is the policy of each Government Fund and Retail Fund to maintain a constant NAV of $1.00 per share, and each Government Fund and Retail Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that a Government Fund or Retail Fund will be able to maintain a constant NAV of $1.00 per share.

Dreyfus Cash Management and Dreyfus AMT-Free Tax Exempt Cash Management each operate as an institutional prime fund (an “Institutional Fund”), with a floating NAV.

Each Retail Fund and Institutional Fund may, or in certain circumstances, must impose a fee upon the sale of shares or may temporarily suspend redemptions if the fund’s weekly liquid assets fall below required minimums because of market conditions or other factors. Government Funds are not subject to liquidity fees or temporary suspensions of redemptions due to declines in the Funds’ weekly liquid assets.

The Company and the Trust account separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced

NOTES TO FINANCIAL STATEMENTS (continued)

disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of each fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each fund’s investments are as follows:

Retail and Government Funds: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board.

Institutional Funds: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the funds calculate their net asset value, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At January 31, 2017, all of the securities in each fund were considered Level 2 within the fair value hierarchy.

At January 31, 2017, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Dreyfus AMT-Free New York Municipal Cash Management and Dreyfus California AMT-Free Municipal Cash Management each follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the funds.

Dreyfus Cash Management, Dreyfus Government Cash Management and Dreyfus Treasury & Agency Cash Management may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and each fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, each fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, each fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. Each fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends and distributions to shareholders: It is the policy of each fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of each fund not to distribute such gains.

(d) Federal income taxes: It is the policy of Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury & Agency Cash Management and Dreyfus Treasury Securities Cash Management to continue to qualify as a regulated investment company if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

It is the policy of Dreyfus AMT-Free Municipal Cash Management Plus, Dreyfus AMT-Free New York Municipal Cash Management, Dreyfus AMT-Free Tax Exempt Cash Management and Dreyfus California AMT-Free Municipal Cash Management to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

For federal income tax purposes, each fund is treated as a separate entity for the purpose of determining such qualification.

As of and during the period ended January 31, 2017, the funds did not have any liabilities for any uncertain tax positions. Each fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended January 31, 2017, the funds did not incur any interest or penalties.

Each tax year in the four-year period ended January 31, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At January 31, 2017, the components of accumulated earnings on a tax basis for each fund were substantially the same as for financial reporting purposes.

Under the Regulated Investment Company Modernization Act of 2010, each fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

Table 1 summarizes each relevant fund’s accumulated capital loss carryover available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to January 31, 2017.

Table 2 summarizes each fund’s tax character of distributions paid to shareholders during the fiscal periods ended January 31, 2017 and January 31, 2016.

During the period ended January 31, 2017, as a result of permanent book to tax differences, each identified fund increased accumulated undistributed investment income-net and (decreased) accumulated net realized gain (loss) on investments as summarized in Table 3. These permanent book to tax differences are primarily due to dividend reclassification for each relevant fund. Net assets and net asset value per share were not affected by these reclassifications.

At January 31, 2017, the cost of investments for federal income tax purposes for each fund was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

NOTES TO FINANCIAL STATEMENTS (continued)

Table 1—-Capital Loss Carryover
Short-Term Losses($)†
Dreyfus Government Cash Management	746,005
Dreyfus Government Securities Cash Management	63,208
Dreyfus Treasury & Agency Cash Management	1,027,360
Dreyfus AMT-Free Municipal Cash Management Plus	449
Dreyfus AMT-Free New York Municipal Cash Management	700

† Short-term capital losses can be carried forward for an unlimited period.

Table 2—Tax Character of Distributions Paid
	2017				2016
	Tax-Exempt Income ($)	Ordinary Income ($)	Long-Term Capital Gains ($)	Tax Return of Capital	Tax-Exempt Income ($)	Ordinary Income ($)	Long-Term Capital Gains ($)
Dreyfus Cash Management	-	42,621,614	-	-	–	14,384,873	–
Dreyfus Government Cash Management	-	91,689,894	-	-	–	4,559,717	–
Dreyfus Government Securities Cash Management	-	7,752,366	-	-	–	262,307	–
Dreyfus Treasury & Agency Cash Management	-	38,242,978	-	-	–	3,922,611	–
Dreyfus Treasury Securities Cash Management	-	56,392,162	-	-	–	1,768,699	–
Dreyfus AMT-Free Municipal Cash Management Plus	97,074	-	34,512	298,774	3,468	25,894	–
Dreyfus AMT-Free New York Municipal Cash Management	300,553	-	-	-	5,424	2,277	–
Dreyfus AMT-Free Tax Exempt Cash Management	2,703,610	3,695	15,426	-	25,823	62,057	77,779
Dreyfus California AMT-Free Municipal Cash Management	91,009	34,675	-	-	5,881	–	8,385

Table 3—Reclassification of Components of Net Assets
	Accumulated Undistributed Investment-Net ($)	Accumulated Net Realized Gain (Loss) ($)	Paid-in Capital ($)
Dreyfus AMT-Free Municipal Cash Management Plus	34,512	(34,512)	-
Dreyfus AMT-Free Tax Exempt Cash Management	19,121	(19,121)	-
Dreyfus California AMT-Free Municipal Cash Management	-	342	(342)

NOTE 2—Mangement Fee and Other Transactions with Affiliates:

(a) Pursuant to separate management agreements with Dreyfus, the management fee of each fund is computed at the annual rate of .20% of the value of each fund’s average daily net assets and is payable monthly. For the funds listed in Table 4 below, with the exception of Dreyfus AMT-Free Municipal Cash Management Plus, Dreyfus had agreed, from February 1, 2016 through January 31, 2017, to waive receipt of its fee and/or assume the expenses of each fund so that the direct expenses of the Institutional shares of each fund do not exceed .18% of the value of the respective fund’s average daily net assets, provided that such expense limitation will be implemented for each fund only when the fund’s current gross one-day yield (before deducting fees and expenses from the yield) is 18 basis points or higher. This direct expense limitation was maintained at .18% during the period ended January 31, 2017. Dreyfus had agreed, from August 8, 2016 through January 31, 2017, to waive receipt of its fee and/or assume the expenses of each fund so that the direct expenses of Dreyfus Government Cash Management’s Institutional Shares (in accordance with certain provisions as described above) do not exceed .13% of the value of the fund’s average daily net assets when the fund’s current gross one-day yield is 13 basis points or higher. To the extent that it is necessary for Dreyfus to waive receipt of its management fee (or reimburse a fund’s custody expense), the amount of the waiver will be applied equally to each share class of the fund. These expense limitations and waivers are voluntary, not contractual, and may be terminated by Dreyfus at any time. Dreyfus had also agreed, from June 2, 2016 through January 31, 2017, to assume .10% of management fees for Dreyfus AMT-Free Municipal Cash Management Plus. Table 4 summarizes the reduction in expenses for each fund, pursuant to these undertakings, during the period ended January 31, 2017.

Table 4—Fee Waivers

Dreyfus Government Cash Management	$21,681,764
Dreyfus Government Securities Cash Management	1,407,539
Dreyfus Treasury & Agency Cash Management	5,374,474
Dreyfus Treasury Securities Cash Management	9,325,664
Dreyfus AMT-Free Municipal Cash Management Plus	91,623

Dreyfus has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. Table 5 summarizes the reduction in expenses for each fund, pursuant to these undertakings, during the period ended January 31, 2017.

Table 5—Expense Reductions

Dreyfus Cash Management	$632,166
Dreyfus Government Cash Management	467,597
Dreyfus Government Securities Cash Management	968,724
Dreyfus Treasury & Agency Cash Management	2,732,559
Dreyfus Treasury Securities Cash Management	8,443,993
Dreyfus AMT-Free Municipal Cash Management Plus	217,579
Dreyfus AMT-Free New York Municipal Cash Management	276,222
Dreyfus AMT-Free Tax Exempt Cash Management	693,523
Dreyfus California AMT-Free Municipal Cash Management	392,146

(b) Under each fund’s Service Plan adopted pursuant to Rule 12b-1 under the Act, with respect to each fund’s applicable Investor Shares, Administrative Shares, Participant Shares, Agency Shares and Premier Shares, each fund pays (and with respect to Dreyfus Treasury & Agency Cash Management’s Service Shares and Select Shares paid) the Distributor for distributing such classes of shares, for advertising and marketing and for providing certain services relating to shareholders of the respective class of shares. Investor Shares, Administrative Shares, Participant Shares, Agency Shares and Premier Shares pay the Distributor at annual rates of .25%, .10%, .40%, .06% and .31%, respectively, of the value of the applicable share class’ average daily net assets. Service Shares and Select Shares paid the Distributor as described above at annual rates of .50% and .80%, respectively. These services include answering shareholder inquiries regarding the funds and providing reports and other information and services related to the maintenance of shareholder accounts (“Servicing”). Under the Service Plan, as to each class, the Distributor may make payments to Service Agents with respect to these services. Generally, the Service Agent may provide holders of Investor Shares, Administrative Shares, Participant Shares, Agency Shares and Premier Shares a consolidated statement. The Service Agent will generally also provide the holders of Investor Shares, Participant Shares and/or Premier Shares automated teller check writing privileges and, in the case of Participant Shares and Premier Shares, automated teller machine access and bill paying services. The amount paid under the Service Plan for Servicing is intended to be a “service fee” as defined under the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”), and at no time will such amount exceed the maximum amount permitted to be paid under the FINRA Conduct Rules as a service fee. The fees payable under the Service Plan are payable without regard to actual expenses incurred. Table 6 summarizes the amount each fund was charged pursuant to the Service Plan during the period ended January 31, 2017.

Table 6—Service Plan Fees

	Investor Shares ($)	Administrative Shares ($)	Participant Shares ($)	Agency Shares ($)	Service Shares ($)	Select Shares ($)	Premier Shares ($)
Dreyfus Cash Management	2,096,860	1,130,756	2,036,413	68,875	-	-	-
Dreyfus Government Cash Management	3,383,187	1,970,407	249,780	55,347	-	-	-
Dreyfus Government Securities Cash Management	1,179,898	459,983	1,243,509	8,763	-	-	-
Dreyfus Treasury & Agency Cash Management	5,430,206	306,252	3,003,119	70,627	1,091	3,290	78,267
Dreyfus Treasury Securities Cash Management	7,006,714	1,812,534	9,823,617	22,703	-	-	-
Dreyfus AMT-Free Municipal Cash Management Plus	233,571	3,120	44,286	-	-	-	-
Dreyfus AMT-Free New York Municipal Cash Management	399,191	14,538	2,915	-	-	-	-
Dreyfus AMT-Free Tax Exempt Cash Management	493,652	17,663	78,066	-	-	-	-
Dreyfus California AMT-Free Municipal Cash Management	308,389	-	47,610	-	-	-	-

NOTES TO FINANCIAL STATEMENTS (continued)

(c) Each fund has adopted a Shareholder Services Plan with respect to its Institutional Shares. Each fund reimburses the Distributor at an amount not to exceed an annual rate of .25% of the value of each fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the funds and providing reports and other information, and services related to the maintenance of shareholder accounts. Table 7 summarizes the amount each fund’s Institutional Shares were charged pursuant to the Shareholder Services Plan during the period ended January 31, 2017.

Table 7—Shareholder Services Plan Fees

Dreyfus Cash Management	$344,234
Dreyfus Government Cash Management	217,970
Dreyfus Government Securities Cash Management	18,186
Dreyfus Treasury & Agency Cash Management	169,659
Dreyfus Treasury Securities Cash Management	224,122
Dreyfus AMT-Free Municipal Cash Management Plus	6,196
Dreyfus AMT-Free New York Municipal Cash Management	2,417
Dreyfus AMT-Free Tax Exempt Cash Management	54,633
Dreyfus California AMT-Free Municipal Cash Management	20,665

The funds have arrangements with the transfer agent and the custodian whereby the funds may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the funds include net earnings credits as expense offsets in the Statements of Operations.

Each fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the funds. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. Table 8 summarizes the amount each fund was charged during the period ended January 31, 2017 for cash management services, which is included in Shareholder servicing costs in the Statements of Operations. Cash management fees were partially offset by earnings credits, also summarized in Table 8.

Each fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for each fund. These fees are determined based on net assets, geographic region and transaction activity. Table 9 summarizes the amount each fund was charged during the period ended January 31, 2017 pursuant to the custody agreement. These fees were partially offset by earnings credits for each relevant fund, also summarized in Table 9.

During the period ended January 31, 2017, each fund was charged $9,717 for services performed by the Chief Compliance Officer and his staff.

Table 10 summarizes the components of “Due to The Dreyfus Corporation and affiliates” in the Statements of Assets and Liabilities for each fund.

Table 8—Transfer Agency Agreement Fees and Cash Management Agreement Fees
	Transfer Agency Fees ($)	Dreyfus Transfer, Inc. Cash Management Fees ($)	Dreyfus Transfer, Inc. Earnings Credits ($)
Dreyfus Cash Management	22,952	1,059	(525)
Dreyfus Government Cash Management	17,257	1033	(533)
Dreyfus Government Securities Cash Management	1,563	177	(90)
Dreyfus Treasury & Agency Cash Management	5,222	394	(202)
Dreyfus Treasury Securities Cash Management	207,846	8,887	(4,490)
Dreyfus AMT-Free Municipal Cash Management Plus	2,198	54	(27)
Dreyfus AMT-Free New York Municipal Cash Management	3,124	112	(56)
Dreyfus AMT-Free Tax Exempt Cash Management	4,383	143	(71)
Dreyfus California AMT-Free Municipal Cash Management	1,632	23	(11)

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers, complies with Rule 17a-7 under the Act. Table 11 summarizes the amounts of purchases and sales of securities engaged in by each relevant fund pursuant to Rule 17a-7 under the Act during the period ended January 31, 2017.

Table 12 summarizes the cost of investments for federal income tax purposes, gross appreciation, gross depreciation and accumulated net unrealized appreciation (depreciation) on investments for each relevant fund at January 31, 2017.

Table 9—Custody Agreement Fees
	Custody Fees ($)	Earnings Credits ($)
Dreyfus Cash Management	438,068	(22,039)
Dreyfus Government Cash Management	1,000,263	(112,433)
Dreyfus Government Securities Cash Management	169,971	(1,929)
Dreyfus Treasury & Agency Cash Management	606,228	(3,397)
Dreyfus Treasury Securities Cash Management	1,046,471	(102,489)
Dreyfus AMT-Free Municipal Cash Management Plus	18,814	(150)
Dreyfus AMT-Free New York Municipal Cash Management	30,415	(1,710)
Dreyfus AMT-Free Tax Exempt Cash Management	95,333	(8,343)
Dreyfus California AMT-Free Municipal Cash Management	30,642	(548)

Table 10—Due to The Dreyfus Corporation and Affiliates
	Management Fees ($)	Service Plan Fees ($)	Custodian Fees ($)	Chief Compliance Officer Fees ($)	Transfer Agency Fees ($)	Less Expense Reimbursement ($)
Dreyfus Cash Management	549,185	47,051	239,690	8,126	5,447	-
Dreyfus Government Cash Management	9,146,617	672,210	684,688	8,126	5,374	(4,283,209)
Dreyfus Government Securities Cash Management	835,480	242,435	109,736	8,126	1,851	(142,960)
Dreyfus Treasury & Agency Cash Management	3,372,951	805,421	399,898	8,126	2,849	(471,360)
Dreyfus Treasury Securities Cash Management	5,963,929	1,382,223	639,631	8,126	12,349	(868,759)
Dreyfus AMT-Free Municipal Cash Management Plus	30,365	37,461	12,900	8,126	1,240	(15,227)
Dreyfus AMT-Free New York Municipal Cash Management	37,978	27,205	18,401	8,126	1,385	-
Dreyfus AMT-Free Tax Exempt Cash Management	106,653	8,809	54,853	8,126	1,756	(6)
Dreyfus California AMT-Free Municipal Cash Management	2,830	2,838	15,200	8,126	1,173	(10,337)

Table 11—Affiliated Portfolio Holdings Transactions
	Purchases ($)	Sales ($)
Dreyfus AMT-Free Municipal Cash Management Plus	318,645,000	276,175,000
Dreyfus AMT-Free New York Municipal Cash Management	272,275,000	363,855,000
Dreyfus AMT-Free Tax Exempt Cash Management	1,315,900,000	1,210,800,000
Dreyfus California AMT-Free Municipal Cash Management	411,393,000	474,660,000

NOTES TO FINANCIAL STATEMENTS (continued)

Table 12—Accumulated Net Unrealized Appreciation (Depreciation)
	Cost of Investments ($)	Gross Appreciation ($)	Gross Depreciation ($)	Net ($)
Dreyfus Cash Management	3,192,515,865	753,243	27,852	725,391
Dreyfus AMT-Free Tax-Exempt Cash Management	655,225,000	-	160	(160)

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
Dreyfus Cash Management
Dreyfus Government Cash Management
Dreyfus Government Securities Cash Management
Dreyfus Treasury & Agency Cash Management
Dreyfus Treasury Securities Cash Management
Dreyfus AMT-Free Municipal Cash Management Plus
Dreyfus AMT-Free New York
Municipal Cash Management
Dreyfus AMT-Free Tax Exempt Cash Management
Dreyfus California AMT-Free
Municipal Cash Management

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management (formerly, Dreyfus Government Prime Cash Management), Dreyfus Treasury & Agency Cash Management, Dreyfus Treasury Securities Cash Management (formerly, Dreyfus Treasury Prime Cash Management), Dreyfus AMT-Free Municipal Cash Management Plus (formerly, Dreyfus Municipal Cash Management Plus), Dreyfus AMT-Free New York Municipal Cash Management (formerly, Dreyfus New York Municipal Cash Management), Dreyfus AMT-Free Tax Exempt Cash Management (formerly, Dreyfus Tax Exempt Cash Management) and Dreyfus California AMT-Free Municipal Cash Management (the “Funds”) as of January 31, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2017 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds at January 31, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
March 29, 2017

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, Dreyfus AMT-Free Tax Exempt Cash Management, Dreyfus AMT-Free Municipal Cash Management Plus, Dreyfus AMT-Free New York Municipal Cash Management and Dreyfus California AMT-Free Municipal Cash Management hereby make the following designations regarding the dividends paid from investment income-net during their fiscal year ended January 31, 2017:

- all the dividends paid from investment income-net are “exempt-interest dividends” (not generally subject to regular federal income taxes).

- except $34,512 of Dreyfus AMT-Free Municipal Cash Management Plus exempt-interest dividends that is being designated as a long-term capital gain distribution for reporting purposes.

- except $3,695 of Dreyfus AMT-Free Tax Exempt Cash Management exempt-interest dividends that is being designated as an ordinary income distribution and $15,426 that is being designated as a long-term capital gain distribution for reporting purposes.

- for individuals who are residents of New York, “exempt-interest dividends” paid by Dreyfus AMT-Free New York Municipal Cash Management is also not subject to New York state and New York city income tax.

- for individuals who are residents of California, “exempt-interest dividends” paid by Dreyfus California AMT-Free Municipal Cash Management are also not subject to California income tax.

For state individual income tax purposes, Dreyfus Government Securities Cash Management and Dreyfus Treasury Securities Cash Management hereby report the following percentage of ordinary dividends paid during the fiscal year ended January 31, 2017 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for income tax purposes in most states, including New York, Connecticut, California and the District of Columbia:

Dreyfus Government Securities Cash Management  100%

Dreyfus Treasury Securities Cash Management   100%

The funds below report the following percentage of ordinary income dividends paid during the fiscal year ended January 31, 2017 as qualifying interest-related dividends:

Dreyfus Cash Management  78.45%

Dreyfus Government Cash Management   100%

Dreyfus Government Securities Cash Management  100%

Dreyfus Treasury & Agency Cash Management  100%

Dreyfus Treasury Securities Cash Management   100%

Also, Dreyfus California AMT-Free Municipal Cash Management hereby reports $.0021 per share as a short-term capital gain distribution paid on October 31, 2016.

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (73)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 135

———————

Francine J. Bovich (65)

Board Member (2015)

Principal Occupation During Past 5 Years:

• Trustee, The Bradley Trusts, private trust funds (2011-present)

Other Public Company Board Memberships During Past 5 Years:

• Annaly Capital Management, Inc., Board Member (May 2014-present)

No. of Portfolios for which Board Member Serves: 76

———————

Gordon J. Davis (75)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Partner in the law firm of Venable LLP (2012-present)

•  Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)

Other Public Company Board Memberships During Past 5 Years:

• Consolidated Edison, Inc., a utility company, Director (1997-2014)

• The Phoenix Companies, Inc., a life insurance company, Director (2000-2014)

No. of Portfolios for which Board Member Serves: 58

———————

Nathan Leventhal (73)

Board Member (2014)

Principal Occupation During Past 5 Years:

•  President Emeritus of Lincoln Center for the Performing Arts (2001-present)

• Chairman of the Avery Fisher Artist Program (1997-2014)

• Commissioner, NYC Planning Commission (2007-2011)

Other Public Company Board Memberships During Past 5 Years:

• Movado Group, Inc., Director (2003-present)

No. of Portfolios for which Board Member Serves: 48

———————

Robin A. Melvin (53)

Board Member (2010)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; (2014-present; board member since 2013)

• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)

No. of Portfolios for which Board Member Serves: 107

———————

Roslyn M. Watson (67)

Board Member (2010)

Principal Occupation During Past 5 Years:

• Principal, Watson Ventures, Inc., a real estate investment company (1993-present)

No. of Portfolios for which Board Member Serves: 62

———————

Benaree Pratt Wiley (70)

Board Member (2007)

Principal Occupation During Past 5 Years:

• Principal, The Wiley Group, a firm specializing in strategy and business development (2005-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)

No. of Portfolios for which Board Member Serves: 86

———————

BOARD MEMBERS INFORMTION (Unaudited) (continued)
INTERESTED BOARD MEMBERS (continued)

J. Charles Cardona (61)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Retired. President and a Director of the Manager (2008-2016), Chairman of the Distributor (2013-2016, Executive Vice President, 1997-2013)

No. of Portfolios for which Board Member Serves: 34

J. Charles Cardona is deemed to be an “interested person” (as defined under the Act) of the Company and the Trust as a result of his previous affiliation with The Dreyfus Corporation.

———————

Isabel P. Dunst (69)

Board Member (1991)

Principal Occupation During Past 5 Years:

• Of Counsel to the law firm of Hogan Lovells LLP (2015-present; previously, Partner, 1990-2014)

No. of Portfolios for which Board Member Serves: 34

Isabel P. Dunst is deemed to be an “interested person” (as defined under the Act) of the Company and the Trust as a result of her affiliation with Hogan Lovells LLP, which provides legal services to BNY Mellon and certain of its affiliates.

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Whitney I. Gerard, Emeritus Board Member
Philip L. Toia, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Chief Executive Officer of MBSC Securities Corporation since August 2016. He is an officer of 64 investment companies (comprised of 135 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Manager and Associate General Counsel and Managing Director of BNY Mellon since June 2015; from June 2005 to June 2015, he served in various capacities with Deutsche Bank – Asset & Wealth Management Division, including as Director and Associate General Counsel, and Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 2015.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Associate General Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since February 1984.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 61 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since June 2000.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon since March 2013, from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2006.

Senior Accounting Manager – Money Market, Municipal Bond and Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since August 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income and Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since September 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (65 investment companies, comprised of 160 portfolios). He is 59 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 60 investment companies (comprised of 155 portfolios) managed by the Manager. She is 48 years old and has been an employee of the Distributor since 1997.

NOTES

NOTES

For More Information

Dreyfus Cash Management Funds

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Institutional	Investor	Administrative	Participant	Agency	Premier
Dreyfus Cash Management	DICXX	DVCXX	DSCXX	DPCXX	DMCXX
Dreyfus Government Cash Management	DGCXX	DGVXX	DAGXX	DPGXX	DGMXX
Dreyfus Government Securities Cash Management	DIPXX	DVPXX	DAPXX	DGPXX	DRPXX
Dreyfus Treasury & Agency Cash Management	DTRXX	DTVXX	DTAXX	DTPXX	DYAXX	DYPXX
Dreyfus Treasury Securities Cash Management	DIRXX	DVRXX	DARXX	DPRXX	DSAXX
Dreyfus AMT-Free Municipal Cash Management Plus	DIMXX	DVMXX	DAMXX	DMPXX
Dreyfus AMT-Free New York Municipal Cash Management	DIYXX	DVYXX	DAYXX	DPYXX
Dreyfus AMT-Free Tax Exempt Cash Management	DEIXX	DEVXX	DEAXX	DEPXX
Dreyfus California AMT-Free Municipal Cash Management	DIIXX	DAIXX		DFPXX

Telephone Call your Dreyfus Cash Investment Services Division representative or 1-800-346-3621

Mail Dreyfus Investments Division, 144 Glen Curtiss Boulevard, Uniondale, NY 11556-0144

Internet Access Dreyfus Investments Division at www.dreyfus.com
You can obtain product information and e-mail requests for information or literature

Each fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

Each fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that each fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation CMGTAR0117

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").  Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $33,856 in 2016 and $34,702 in 2017.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $6,430 in 2016 and $6,591 in 2017. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with ,Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2016 and $0 in 2017.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $4,414 in 2016 and $3,232 in 2017. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.  The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2016 and $0 in 2017.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $3,698 in 2016 and $3,555 in 2017.  These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2016 and $0 in 2017.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $19,689,299 in 2016 and $17,462,663 in 2017.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Treasury Securities Cash Management

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 24, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    March 24, 2017

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)